UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811‑07747
Nuveen Multistate Trust I

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: May 31
Date of reporting period: May 31, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report May 31, 2025

Nuveen Arizona Municipal Bond Fund
Class A Shares/FAZTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Arizona Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$84	0.84%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Arizona Municipal Bond Fund returned 0.60% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Arizona Index, which returned 2.71%.

•  Top contributors to relative performance

•  An overweight to the higher education bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to bonds with durations eight years and longer.

•  Credit selection, particularly in non‑rated bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	0.60%	0.13%	1.78%

Class A Shares at maximum sales charge (Offering Price)	(3.64)%	(0.72)%	1.34%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Arizona Index	2.71%	0.89%	2.15%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$158,986,040

Total number of portfolio holdings	185

Portfolio turnover (%)	20%

Total management fees paid for the year	$843,100

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L104_AR_0525 4573881

3

Annual Shareholder Report May 31, 2025

Nuveen Arizona Municipal Bond Fund
Class C Shares/FZCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Arizona Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$164	1.64%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Arizona Municipal Bond Fund returned ‑0.32% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Arizona Index, which returned 2.71%.

•  Top contributors to relative performance

•  An overweight to the higher education bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to bonds with durations eight years and longer.

•  Credit selection, particularly in non‑rated bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	(0.32)%	(0.70)%	1.12%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Arizona Index	2.71%	0.89%	2.15%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$158,986,040

Total number of portfolio holdings	185

Portfolio turnover (%)	20%

Total management fees paid for the year	$843,100

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L633_AR_0525 4573881

3

Annual Shareholder Report May 31, 2025

Nuveen Arizona Municipal Bond Fund
Class I Shares/NMARX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Arizona Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$64	0.64%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Arizona Municipal Bond Fund returned 0.79% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Arizona Index, which returned 2.71%.

•  Top contributors to relative performance

•  An overweight to the higher education bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to bonds with durations eight years and longer.

•  Credit selection, particularly in non‑rated bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	0.79%	0.31%	1.98%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Arizona Index	2.71%	0.89%	2.15%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$158,986,040

Total number of portfolio holdings	185

Portfolio turnover (%)	20%

Total management fees paid for the year	$843,100

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L401_AR_0525 4573881

3

Annual Shareholder Report May 31, 2025

Nuveen Colorado Municipal Bond Fund
Class A Shares/FCOTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Colorado Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$77	0.77%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Colorado Municipal Bond Fund returned 0.88% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Colorado Index, which returned 3.10%.

•  Top contributors to relative performance

•  Sector positioning, particularly an overweight in incremental‑tax bonds.

•  An underweight in AAA‑rated bonds.

•  Top detractors from relative performance

•  Credit quality positioning, particularly an overweight to AA‑rated bonds and an underweight to non‑rated bonds.

•  Duration and yield curve positioning, particularly an overweight to the longest-duration bonds.

•  An overweight to the health care bond sector and an underweight to the housing bond sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	0.88%	0.13%	1.97%

Class A Shares at maximum sales charge (Offering Price)	(3.39)%	(0.72)%	1.53%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Colorado Index	3.10%	1.18%	2.61%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$457,721,137

Total number of portfolio holdings	263

Portfolio turnover (%)	15%

Total management fees paid for the year	$2,415,813

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L609_AR_0525 4573897

3

Annual Shareholder Report May 31, 2025

Nuveen Colorado Municipal Bond Fund
Class C Shares/FAFKX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Colorado Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$157	1.57%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Colorado Municipal Bond Fund returned 0.04% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Colorado Index, which returned 3.10%.

•  Top contributors to relative performance

•  Sector positioning, particularly an overweight in incremental‑tax bonds.

•  An underweight in AAA‑rated bonds.

•  Top detractors from relative performance

•  Credit quality positioning, particularly an overweight to AA‑rated bonds and an underweight to non‑rated bonds.

•  Duration and yield curve positioning, particularly an overweight to the longest-duration bonds.

•  An overweight to the health care bond sector and an underweight to the housing bond sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	0.04%	(0.69)%	1.32%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Colorado Index	3.10%	1.18%	2.61%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$457,721,137

Total number of portfolio holdings	263

Portfolio turnover (%)	15%

Total management fees paid for the year	$2,415,813

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L625_AR_0525 4573897

3

Annual Shareholder Report May 31, 2025

Nuveen Colorado Municipal Bond Fund
Class I Shares/FCORX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Colorado Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$57	0.57%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Colorado Municipal Bond Fund returned 1.06% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Colorado Index, which returned 3.10%.

•  Top contributors to relative performance

•  Sector positioning, particularly an overweight in incremental‑tax bonds.

•  An underweight in AAA‑rated bonds.

•  Top detractors from relative performance

•  Credit quality positioning, particularly an overweight to AA‑rated bonds and an underweight to non‑rated bonds.

•  Duration and yield curve positioning, particularly an overweight to the longest-duration bonds.

•  An overweight to the health care bond sector and an underweight to the housing bond sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	1.06%	0.32%	2.17%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Colorado Index	3.10%	1.18%	2.61%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$457,721,137

Total number of portfolio holdings	263

Portfolio turnover (%)	15%

Total management fees paid for the year	$2,415,813

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L880_AR_0525 4573897

3

Annual Shareholder Report May 31, 2025

Nuveen Maryland Municipal Bond Fund
Class A Shares/NMDAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Maryland Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$84	0.83%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Maryland Municipal Bond Fund returned 1.21% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Maryland Index, which returned 3.13%.

•  Top contributors to relative performance

•  Credit positioning, especially an overweight to non‑rated bonds.

•  An overweight to the incremental‑tax and higher education bond sectors.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to bonds with durations of 10 years and longer.

•  Sector positioning, especially an overweight to hospital and life-care bonds, and an underweight to state general obligation bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	1.21%	0.47%	1.76%

Class A Shares at maximum sales charge (Offering Price)	(3.08)%	(0.39)%	1.33%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Maryland Index	3.13%	0.49%	1.88%

Lipper Maryland Municipal Debt Funds Classification Average	1.32%	0.45%	1.46%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$234,892,910

Total number of portfolio holdings	193

Portfolio turnover (%)	23%

Total management fees paid for the year	$1,326,910

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.57% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L831_AR_0525 4573907

3

Annual Shareholder Report May 31, 2025

Nuveen Maryland Municipal Bond Fund
Class C Shares/NACCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Maryland Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$163	1.63%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Maryland Municipal Bond Fund returned 0.37% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Maryland Index, which returned 3.13%.

•  Top contributors to relative performance

•  Credit positioning, especially an overweight to non‑rated bonds.

•  An overweight to the incremental‑tax and higher education bond sectors.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to bonds with durations of 10 years and longer.

•  Sector positioning, especially an overweight to hospital and life-care bonds, and an underweight to state general obligation bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	0.37%	(0.33)%	1.12%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Maryland Index	3.13%	0.49%	1.88%

Lipper Maryland Municipal Debt Funds Classification Average	1.32%	0.45%	1.46%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$234,892,910

Total number of portfolio holdings	193

Portfolio turnover (%)	23%

Total management fees paid for the year	$1,326,910

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.57% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L617_AR_0525 4573907

3

Annual Shareholder Report May 31, 2025

Nuveen Maryland Municipal Bond Fund
Class I Shares/NMMDX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Maryland Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$63	0.63%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Maryland Municipal Bond Fund returned 1.29% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Maryland Index, which returned 3.13%.

•  Top contributors to relative performance

•  Credit positioning, especially an overweight to non‑rated bonds.

•  An overweight to the incremental‑tax and higher education bond sectors.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to bonds with durations of 10 years and longer.

•  Sector positioning, especially an overweight to hospital and life-care bonds, and an underweight to state general obligation bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	1.29%	0.66%	1.96%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Maryland Index	3.13%	0.49%	1.88%

Lipper Maryland Municipal Debt Funds Classification Average	1.32%	0.45%	1.46%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$234,892,910

Total number of portfolio holdings	193

Portfolio turnover (%)	23%

Total management fees paid for the year	$1,326,910

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.57% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L799_AR_0525 4573907

3

Annual Shareholder Report May 31, 2025

Nuveen New Mexico Municipal Bond Fund
Class A Shares/FNMTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen New Mexico Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$91	0.91%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen New Mexico Municipal Bond Fund returned 0.87% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond New Mexico Index, which returned 3.86%.

•  Top contributors to relative performance

•  An overweight to BBB‑rated and non‑rated bonds.

•  Top detractors from relative performance

•  Sector allocation, particularly an overweight to dedicated‑tax and water and sewer bonds.

•  An underweight to AA‑rated bonds and an overweight to A‑rated bonds.

•  An overweight to bonds with durations 10 years and longer.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	0.87%	0.18%	1.70%

Class A Shares at maximum sales charge (Offering Price)	(3.39)%	(0.68)%	1.26%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond New Mexico Index	3.86%	0.79%	1.91%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$67,998,816

Total number of portfolio holdings	80

Portfolio turnover (%)	16%

Total management fees paid for the year	$350,016

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.64% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L781_AR_0525 4573914

3

Annual Shareholder Report May 31, 2025

Nuveen New Mexico Municipal Bond Fund
Class C Shares/FNCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen New Mexico Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$171	1.71%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen New Mexico Municipal Bond Fund returned 0.08% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond New Mexico Index, which returned 3.86%.

•  Top contributors to relative performance

•  An overweight to BBB‑rated and non‑rated bonds.

•  Top detractors from relative performance

•  Sector allocation, particularly an overweight to dedicated‑tax and water and sewer bonds.

•  An underweight to AA‑rated bonds and an overweight to A‑rated bonds.

•  An overweight to bonds with durations 10 years and longer.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	0.08%	(0.61)%	1.05%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond New Mexico Index	3.86%	0.79%	1.91%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$67,998,816

Total number of portfolio holdings	80

Portfolio turnover (%)	16%

Total management fees paid for the year	$350,016

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.64% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L591_AR_0525 4573914

3

Annual Shareholder Report May 31, 2025

Nuveen New Mexico Municipal Bond Fund
Class I Shares/FNMRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen New Mexico Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$71	0.71%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen New Mexico Municipal Bond Fund returned 0.97% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond New Mexico Index, which returned 3.86%.

•  Top contributors to relative performance

•  An overweight to BBB‑rated and non‑rated bonds.

•  Top detractors from relative performance

•  Sector allocation, particularly an overweight to dedicated‑tax and water and sewer bonds.

•  An underweight to AA‑rated bonds and an overweight to A‑rated bonds.

•  An overweight to bonds with durations 10 years and longer.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	0.97%	0.38%	1.90%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond New Mexico Index	3.86%	0.79%	1.91%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$67,998,816

Total number of portfolio holdings	80

Portfolio turnover (%)	16%

Total management fees paid for the year	$350,016

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.64% of the average daily net assets of any class of Fund shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L757_AR_0525 4573914

3

Annual Shareholder Report May 31, 2025

Nuveen Pennsylvania Municipal Bond Fund
Class A Shares/FPNTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Pennsylvania Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$82	0.82%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Pennsylvania Municipal Bond Fund returned ‑0.14% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Pennsylvania Index, which returned 2.78%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an underweight to AA‑rated and A‑rated bonds and an overweight to non‑rated bonds.

•  Sector allocation, particularly an overweight to the housing and industrial development revenue bond sectors, and an underweight to the transportation sector, particularly in toll-road bonds.

•  Security selection in the hospital bond sector, particularly in bonds of Tower Health.

•  Top detractors from relative performance

•  Duration and yield curve positioning, especially an overweight to longer-duration bonds.

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Security selection in the higher education bond sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	(0.14)%	0.05%	1.82%

Class A Shares at maximum sales charge (Offering Price)	(4.37)%	(0.81)%	1.38%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Pennsylvania Index	2.78%	0.81%	2.33%

Lipper Pennsylvania Municipal Debt Funds Classification Average	1.18%	0.39%	1.71%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$343,208,504

Total number of portfolio holdings	237

Portfolio turnover (%)	28%

Total management fees paid for the year	$1,980,257

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L740_AR_0525 4573923

3

Annual Shareholder Report May 31, 2025

Nuveen Pennsylvania Municipal Bond Fund
Class C Shares/FPCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Pennsylvania Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$161	1.62%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Pennsylvania Municipal Bond Fund returned ‑0.96% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Pennsylvania Index, which returned 2.78%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an underweight to AA‑rated and A‑rated bonds and an overweight to non‑rated bonds.

•  Sector allocation, particularly an overweight to the housing and industrial development revenue bond sectors, and an underweight to the transportation sector, particularly in toll-road bonds.

•  Security selection in the hospital bond sector, particularly in bonds of Tower Health.

•  Top detractors from relative performance

•  Duration and yield curve positioning, especially an overweight to longer-duration bonds.

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Security selection in the higher education bond sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	(0.96)%	(0.74)%	1.17%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Pennsylvania Index	2.78%	0.81%	2.33%

Lipper Pennsylvania Municipal Debt Funds Classification Average	1.18%	0.39%	1.71%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$343,208,504

Total number of portfolio holdings	237

Portfolio turnover (%)	28%

Total management fees paid for the year	$1,980,257

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L583_AR_0525 4573923

3

Annual Shareholder Report May 31, 2025

Nuveen Pennsylvania Municipal Bond Fund
Class I Shares/NBPAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Pennsylvania Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$62	0.62%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Pennsylvania Municipal Bond Fund returned 0.04% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Pennsylvania Index, which returned 2.78%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an underweight to AA‑rated and A‑rated bonds and an overweight to non‑rated bonds.

•  Sector allocation, particularly an overweight to the housing and industrial development revenue bond sectors, and an underweight to the transportation sector, particularly in toll-road bonds.

•  Security selection in the hospital bond sector, particularly in bonds of Tower Health.

•  Top detractors from relative performance

•  Duration and yield curve positioning, especially an overweight to longer-duration bonds.

•  The Fund’s energy exposure hedge (Vistra Vision) position through the use of a total return swap.

•  Security selection in the higher education bond sector.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	0.04%	0.24%	2.02%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Pennsylvania Index	2.78%	0.81%	2.33%

Lipper Pennsylvania Municipal Debt Funds Classification Average	1.18%	0.39%	1.71%

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$343,208,504

Total number of portfolio holdings	237

Portfolio turnover (%)	28%

Total management fees paid for the year	$1,980,257

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L716_AR_0525 4573923

3

Annual Shareholder Report May 31, 2025

Nuveen Virginia Municipal Bond Fund
Class A Shares/FVATX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Virginia Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$74	0.74%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Virginia Municipal Bond Fund returned 0.51% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Virginia Index, which returned 2.57%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  An overweight to the toll-road bond sector and an underweight to the industrial development revenue bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to bonds with durations of 12 years and longer.

•  An overweight to BB‑rated and B‑rated bonds.

•  Security selection, particularly bonds of Marymount University.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	0.51%	0.12%	1.74%

Class A Shares at maximum sales charge (Offering Price)	(3.74)%	(0.73)%	1.31%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Virginia Index	2.57%	0.46%	2.07%

Lipper Virginia Municipal Debt Funds Classification Average	0.71%	(0.03)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$518,230,213

Total number of portfolio holdings	239

Portfolio turnover (%)	20%

Total management fees paid for the year	$2,629,997

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L690_AR_0525 4573930

3

Annual Shareholder Report May 31, 2025

Nuveen Virginia Municipal Bond Fund
Class C Shares/FVCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Virginia Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$154	1.54%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Virginia Municipal Bond Fund returned ‑0.31% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Virginia Index, which returned 2.57%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  An overweight to the toll-road bond sector and an underweight to the industrial development revenue bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to bonds with durations of 12 years and longer.

•  An overweight to BB‑rated and B‑rated bonds.

•  Security selection, particularly bonds of Marymount University.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	(0.31)%	(0.68)%	1.09%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Virginia Index	2.57%	0.46%	2.07%

Lipper Virginia Municipal Debt Funds Classification Average	0.71%	(0.03)%	1.32%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$518,230,213

Total number of portfolio holdings	239

Portfolio turnover (%)	20%

Total management fees paid for the year	$2,629,997

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L575_AR_0525 4573930

3

Annual Shareholder Report May 31, 2025

Nuveen Virginia Municipal Bond Fund
Class I Shares/NMVAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Virginia Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$54	0.54%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Virginia Municipal Bond Fund returned 0.68% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Virginia Index, which returned 2.57%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  An overweight to the toll-road bond sector and an underweight to the industrial development revenue bond sector.

•  Top detractors from relative performance

•  Duration positioning, especially an overweight to bonds with durations of 12 years and longer.

•  An overweight to BB‑rated and B‑rated bonds.

•  Security selection, particularly bonds of Marymount University.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2015 through May 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	0.68%	0.31%	1.93%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Virginia Index	2.57%	0.46%	2.07%

Lipper Virginia Municipal Debt Funds Classification Average	0.71%	(0.03)%	1.32%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of May 31, 2025)

Fund net assets	$518,230,213

Total number of portfolio holdings	239

Portfolio turnover (%)	20%

Total management fees paid for the year	$2,629,997

What did the Fund invest in? (as of May 31, 2025)

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065L666_AR_0525 4573930

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

Nuveen Multistate Trust I

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
May 31, 2025	$189,478	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

May 31, 2024	$193,554	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
May 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

May 31, 2024	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
May 31, 2025	$0	$0	$10,974,000	$10,974,000
May 31, 2024	$0	$0	$0	$0

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees of Nuveen Multistate Trust I and Shareholders of Nuveen Arizona Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund, Nuveen Maryland Municipal Bond Fund, Nuveen New Mexico Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond Fund and Nuveen Virginia Municipal Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Arizona Municipal Bond Fund, Nuveen Colorado Municipal Bond Fund, Nuveen Maryland Municipal Bond Fund, Nuveen New Mexico Municipal Bond Fund, Nuveen Pennsylvania Municipal Bond Fund and Nuveen Virginia Municipal Bond Fund (constituting Nuveen Multistate Trust I, hereafter collectively referred to as the “Funds”) as of May 31, 2025, the related statements of operations for the year ended May 31, 2025 the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2025 and each of the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, agent bank and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

July 28, 2025

We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

4

Portfolio of Investments May 31, 2025

Arizona

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		LONG-TERM INVESTMENTS - 96.3%
		MUNICIPAL BONDS - 96.3%
		EDUCATION AND CIVIC ORGANIZATIONS - 21.1%
$1,000,000		Arizona Board of Regents, Arizona State University System Revenue Bonds, Green Series 2016B	5.000%	07/01/47	$1,000,870
1,500,000		Arizona Board of Regents, Arizona State University System Revenue Bonds, Green Series 2023A	5.500	07/01/48	1,577,457
1,000,000		Arizona Board of Regents, Arizona State University System Revenue Bonds, Green Series 2024A	5.000	07/01/54	1,013,649
500,000		Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Green Series 2015A	5.000	07/01/41	500,070
1,620,000		Arizona Board of Regents, Arizona State University System Revenue Bonds, Refunding Series 2017B	5.000	07/01/42	1,636,514
225,000		Arizona Board of Regents, Arizona State University System Revenue Bonds, Series 2021C	4.000	07/01/44	206,779
1,500,000		Arizona Board of Regents, University of Arizona, System Revenue Bonds, Refunding Series 2015A	5.000	06/01/40	1,502,325
1,250,000		Arizona Board of Regents, University of Arizona, System Revenue Bonds, Refunding Series 2016	5.000	06/01/38	1,269,972
215,000	(a)	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A	5.125	07/01/37	215,574
220,000		Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C	5.000	07/01/47	217,199
25,000	(a)	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D	5.000	07/01/37	25,075
300,000		Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F	5.000	07/01/37	303,450
725,000		Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F	5.000	07/01/52	699,064
150,000	(a)	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G	5.000	07/01/47	141,046
230,000	(a)	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A	6.000	11/01/37	213,840
565,000	(a)	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Somerset Academy of Las Vegas Aliante and Skye Canyon Campus Projects, Series 2021A	4.000	12/15/51	428,551
775,000		Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2017A	5.000	03/01/48	773,779
1,025,000		Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017A	5.000	07/01/51	956,307
55,000	(a)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017B	4.250	07/01/27	54,969
135,000		Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018A	5.000	07/01/38	135,801
500,000	(a)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose Campus Projects, Series 2018A	5.750	07/15/38	505,044
75,000	(a)	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Social Bonds Pensar Academy Project, Series 2020	4.000	07/01/30	71,597
2,950,000		Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds, University of Indianapolis - Health Pavilion Project, Series 2019A	5.000	10/01/45	2,688,275
1,160,000		Industrial Development Authority, Pima County, Arizona, Education Revenue Bonds, Center for Academic Success Project, Refunding Series 2019	5.000	07/01/37	1,172,590
620,000	(a)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Autism Charter Schools Project, Series 2020A	5.000	07/01/40	598,514

See Notes to Financial Statements.	5

Portfolio of Investments May 31, 2025 (continued)

Arizona

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$735,000	(a)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Autism Charter Schools Project, Social Series 2021A	4.000%	07/01/41	$616,818
145,000		Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies Projects, Series 2017A	5.000	07/01/37	146,524
210,000		Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Great Hearts Academies Projects, Series 2017C	5.000	07/01/48	204,628
1,000,000		Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Highland Prep Project, Series 2019	5.000	01/01/37	1,025,349
750,000		Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Series 2019A	5.000	07/01/39	759,040
1,000,000		Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Series 2020	5.250	07/01/45	1,005,980
570,000	(a)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A	4.000	07/01/41	492,597
380,000	(a)	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016	5.000	07/01/47	342,027
825,000		Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Reid Traditional School Projects, Series 2016	5.000	07/01/36	810,913
2,500,000		Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Creighton University Projects, Series 2020	5.000	07/01/47	2,504,186
1,000,000		Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Creighton University Projects, Series 2020	4.000	07/01/50	828,099
1,000,000		McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State University Hassayampa Academic Village Project, Refunding Series 2016	5.000	07/01/38	1,008,106
25,000	(a)	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A	5.000	07/01/46	23,590
400,000		Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies Project, Series 2016A	5.000	07/01/41	386,197
220,000	(a)	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015	5.000	07/01/35	220,046
350,000	(a)	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A	5.000	07/01/41	338,657
1,000,000	(a)	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Northwest Christian School Project, Series 2020A	5.000	09/01/45	850,434
20,000		Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015	3.250	07/01/25	19,973
750,000		Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series 2015	5.000	07/01/35	750,119
800,000		Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Vista College Preparatory Project, Series 2018A	5.000	07/01/43	801,922
1,000,000		Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Eastern Kentucky University Project, Series 2016	5.000	10/01/36	1,005,299
100,000	(a)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017	6.000	06/15/37	100,557

6	See Notes to Financial Statements.

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$320,000	(a)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017	6.125%	06/15/47	$320,267
100,000	(b)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016	5.250	07/01/36	70,000
40,000	(a)	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017	6.125	02/01/28	41,323
250,000	(a)	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A	5.000	12/15/34	241,130
145,000		Pinal County Community College District, Arizona, Revenue Bonds, Central Arizona College, Series 2017 - BAM Insured	5.000	07/01/34	147,001
500,000	(a)	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Refunding Series 2015A	5.000	09/01/34	498,166
		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			33,467,259

		HEALTH CARE - 12.4%
405,000		Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds, Children’s National Prince County Regional Medical Center, Series 2020A	4.000	09/01/39	386,684
110,000		Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds, Children’s National Prince County Regional Medical Center, Series 2020A	4.000	09/01/40	102,015
225,000		Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds, Children’s National Prince County Regional Medical Center, Series 2020A	4.000	09/01/46	196,739
1,100,000		Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children’s Hospital, Series 2020A	3.000	02/01/39	913,366
1,560,000		Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children’s Hospital, Series 2021A	4.000	02/01/39	1,470,898
1,000,000		Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children’s Hospital, Series 2021A	4.000	02/01/40	930,213
1,000,000		Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Honor Health, Series 2024D	5.000	12/01/45	1,004,499
600,000		Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A	5.000	09/01/36	617,354
870,000		Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A	4.125	09/01/42	793,963
1,750,000		Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A	5.000	01/01/32	1,789,491
2,000,000		Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A	5.000	01/01/35	2,037,297
1,145,000		Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A	5.000	01/01/38	1,160,129
1,665,000		Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019A	4.000	01/01/44	1,499,511
565,000		Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Medical Center, Series 2021A	4.000	04/01/39	528,591
295,000		Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Refunding Series 2016	5.000	08/01/36	296,645
2,450,000		Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai Regional Medical Center, Series 2019	4.000	08/01/43	2,166,425
875,000		Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2024A	4.000	08/01/49	760,840
3,000,000		Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2024A	5.250	08/01/49	3,043,500

		TOTAL HEALTH CARE			19,698,160

See Notes to Financial Statements.	7

Portfolio of Investments May 31, 2025 (continued)

Arizona

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		HOUSING/MULTIFAMILY - 1.1%
$1,250,000		Arizona Industrial Development Authority, Student Housing Revenue Bonds, Provident Group - NCCU Properties LLC- North Carolina Central University, Series 2019A - BAM Insured	4.000%	06/01/44	$1,127,368
250,000	(a),(c)	Sierra Vista Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Convertible Capital Appreciation Revenue Bonds, Series 2021A	0.000	10/01/56	194,518
500,000	(c)	Sierra Vista Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Convertible Capital Appreciation Revenue Bonds, Series 2022A	0.000	10/01/56	485,965

		TOTAL HOUSING/MULTIFAMILY			1,807,851

		HOUSING/SINGLE FAMILY - 2.1%
1,920,000		Maricopa County and Phoenix City Industrial Development Authority, Arizona, Single Family Mortgage Revenue Bonds, Series 2024C	4.750	09/01/49	1,865,605
985,000		Phoenix and Maricopa County Industrial Development Authority, Arizona, Single Family Mortgage Revenue Bonds, Series 2024A	4.600	09/01/49	940,386
575,000		Tucson and Pima County Industrial Development Authority, Arizona, Joint Single Family Mortgage Revenue Bonds, Series 2024A	4.750	07/01/49	558,323

		TOTAL HOUSING/SINGLE FAMILY			3,364,314

		INFORMATION TECHNOLOGY - 0.2%
275,000		Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, (AMT), (Mandatory Put 6/15/28)	4.100	12/01/37	275,354

		TOTAL INFORMATION TECHNOLOGY			275,354

		LONG-TERM CARE - 1.5%
120,000		Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017	5.375	01/01/38	94,044
885,000		Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016	5.400	10/01/36	709,499
1,495,000		Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2021A	4.000	12/01/46	1,234,294
530,000	(a)	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A	6.000	10/01/37	392,935

		TOTAL LONG-TERM CARE			2,430,772

		TAX OBLIGATION/GENERAL - 11.7%
550,000		Buckeye Union High School District 201, Maricopa County, Arizona, General Obligation Bonds, School Improvement Project, Refunding Series 2017 - BAM Insured	5.000	07/01/34	565,498
665,000		Glendale, Arizona, General Obligation Bonds, Series 2024	5.000	07/01/44	696,599
1,500,000		Marana Unified School District No. 6 of Pima County, Arizona, School Improvement Bonds, Project of 2014, Series 2018D - AGM Insured	5.000	07/01/38	1,532,591
810,000		Maricopa County Elementary School District 68, Alhambra, Arizona, General Obligation Bonds, Project of 2017, Series 2019B	4.000	07/01/39	766,400
370,000		Maricopa County School District 214 Tolleson Union High, Arizona, General Obligation Bonds, School Improvement Project 2017, Series 2018A	5.000	07/01/37	379,218
600,000		Maricopa County School District 28 Kyrene Elementary, Arizona, General Obligation Bonds, School Improvement, Project 2017 Series 2020B	4.000	07/01/40	588,359
1,050,000		Maricopa County Special Health Care District, Arizona, General Obligation Bonds, Series 2018C	5.000	07/01/35	1,086,424
1,000,000		Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, School Improvement, Series 2018 - BAM Insured	5.000	07/01/34	1,028,179
275,000		Maricopa County Unified School District 69 Paradise Valley, Arizona, General Obligation Bonds, School Improvement Project of 2015, Series 2021E	3.000	07/01/40	225,625
1,350,000		Maricopa County Unified School District 80, Chandler, Arizona, School Improvement Bonds, 2019 Project, Series 2021B	3.000	07/01/40	1,126,696

8	See Notes to Financial Statements.

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		TAX OBLIGATION/GENERAL (continued)
$1,000,000		Maricopa County Unified School District 95 Queen Creek, Arizona, General Obligation Bonds, School Improvement Series 2020	4.000%	07/01/38	$978,965
860,000		Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement & Project of 2011 Series 2017E	5.000	07/01/35	884,408
2,000,000		Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement Project 2011 and 2017, Series 2018	5.000	07/01/37	2,049,893
775,000		Maricopa County Union High School District 216 Agua Fria, Arizona, General Obligation Bonds, School Improvement, Project of 2023, Series 2024A	5.000	07/01/42	811,210
125,000		Maricopa County Union High School District 216 Agua Fria, Arizona, General Obligation Bonds, School Improvement, Projects of 2023 and 2024, Series 2025	5.000	07/01/44	129,988
750,000		Mohave County Union High School District 2 Colorado River, Arizona, General Obligation Bonds, School Improvement Series 2017	5.000	07/01/35	768,697
690,000		Northwest Fire District of Pima County, Arizona, General Obligation Bonds, Series 2017	5.000	07/01/36	707,352
750,000		Pima County Unified School District 20 Vail, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015 - AGM Insured	5.000	07/01/33	750,781
1,800,000		Pima County Unified School District 30 Sahuarita, Arizona, School Improvement Bonds, Series 2024 - BAM Insured	5.000	07/01/42	1,864,105
750,000		Pima County Unified School District 6 Marana, Arizona, General Obligation Bonds, School Improvement, Project of 2014, Series 2019E - AGM Insured	4.000	07/01/39	726,446
800,000		Pinal County School District 4 Casa Grande Elementary, Arizona, General Obligation Bonds, School improvement Project 2016, Series 2017A - BAM Insured	5.000	07/01/36	820,119
150,000		Western Maricopa Education Center District 402, Maricopa County, Arizona, General Obligation Bonds, School Improvement Project 2012, Series2014B	4.500	07/01/33	150,079

		TOTAL TAX OBLIGATION/GENERAL			18,637,632

		TAX OBLIGATION/LIMITED - 21.7%
100,000	(a)	Arizona Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series 2020	5.000	06/01/31	99,261
120,000		Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016	4.000	07/01/36	120,243
1,000,000		Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015	5.000	07/01/37	1,001,449
475,000		Cadence Community Facilities District, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2019	4.500	07/01/43	410,246
675,000		Cadence Community Facilities District, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 3, Series 2020	4.000	07/01/45	542,980
94,502	(a),(b)	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A	7.000	07/01/41	66,152
500,000		Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015 - RAAI Insured	5.000	07/01/30	500,599
450,000	(a)	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015	5.000	07/15/39	427,324
500,000		Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2017 - AGM Insured	5.000	07/15/42	506,359
1,000,000		Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2018 - BAM Insured	5.000	07/15/38	1,022,089
1,300,000		Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2019 - BAM Insured	4.000	07/15/39	1,211,914
1,100,000		Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2021 - BAM Insured	4.000	07/15/45	965,173
143,000		Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2013	5.250	07/01/38	136,950
299,000		Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 1, Series 2019	5.200	07/01/43	266,471

See Notes to Financial Statements.	9

Portfolio of Investments May 31, 2025 (continued)

Arizona

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		TAX OBLIGATION/LIMITED (continued)
$500,000		Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 12, Series 2021	3.250%	07/01/35	$415,699
245,000		Eastmark Community Facilities District 2, Mesa, Arizona, General Obligation Bonds, Series 2020	4.000	07/15/30	244,411
480,000		Eastmark Community Facilities District 2, Mesa, Arizona, General Obligation Bonds, Series 2020	4.000	07/15/35	442,306
45,000		Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Refunding Series 2017 - AGM Insured	5.000	07/15/32	46,410
750,000		Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Revenue Bonds, Lucero Assessment District 2, Series 2023	5.750	07/01/46	723,083
750,000		Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2016 - BAM Insured	4.000	07/15/36	722,380
260,000		Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2018 - BAM Insured	5.000	07/15/38	262,853
1,500,000		Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds, Series 2020 - BAM Insured	4.000	07/15/40	1,371,383
207,000		Festival Ranch Community Facilities District, Buckeye, Arizona, Special Assessment Revenue Bonds, Assessment District 11, Series 2017	5.200	07/01/37	192,324
500,000		Maricopa, Arizona, Pledged Revenue Obligations, Series 2023	5.250	07/15/43	529,315
470,000		Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/39	451,200
165,000		Merrill Ranch Community Facilities District 2, Florence, Arizona, General Obligation Bonds, Series 2017 - BAM Insured	5.000	07/15/42	165,805
1,500,000		Pinal County, Arizona, Pledged Revenue Obligations, Series 2019	4.000	08/01/39	1,425,081
1,250,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.550	07/01/40	1,192,530
1,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/46	321,034
1,200,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.536	07/01/53	1,039,859
1,420,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	1,273,040
375,000		Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Refunding Series 2016	4.000	08/01/33	376,784
405,000		Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Refunding Series 2016	4.000	08/01/35	405,782
4,900,000		Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2020	4.000	08/01/50	4,231,672
2,000,000		Queen Creek, Arizona, Excise Tax and State Shared Revenue Obligation Bonds, Series 2024	5.000	08/01/54	2,042,318
275,000		Sedona, Arizona, Excise Tax Revenue Bonds, Series 2024 - AGM Insured	5.000	07/01/43	282,528
510,000		Superstition Vistas Community Facilities District 1, Apache Junction, Arizona, Special Assessment Revenue Bonds, Series 2023	6.000	07/01/47	511,959
210,000	(d)	Superstition Vistas Community Facilities District 2, Arizona, Special Assessment Bonds, Assessment Area 2, Series 2025	5.200	07/01/35	210,264
805,000		Surprise, Arizona, Pledged Revenue Bonds, Refunding Series 2015	5.000	07/01/30	805,964
1,150,000		Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation Bonds, Series 2021 - AGM Insured	4.000	07/15/41	1,047,351
600,000		Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series 2016	5.000	07/01/31	609,238
750,000		Verrado District 1 Community Faciliites District, Buckeye, Arizona, General Obligation Bonds, Series 2023 - BAM Insured	5.000	07/15/43	762,797
885,000		Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A - AGM Insured	5.000	10/01/32	887,232
275,000		Vistancia North Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series 2024 - AGM Insured	4.375	07/15/49	248,723
1,090,000	(a)	Vistancia West Community Facilities District, Peoria, Arizona, General Obligation Bonds, Series 2016	5.000	07/15/29	1,091,136

10	See Notes to Financial Statements.

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		TAX OBLIGATION/LIMITED (continued)
$2,260,000		Yavapai County Jail District, Arizona, Pleged Revenue Obligation Bonds, Series 2020 - BAM Insured	4.000%	07/01/40	$2,078,528
840,000		Yuma County, Arizona, Pledge Revenue Obligations, Series 2022 - BAM Insured	4.250	07/15/42	803,569

		TOTAL TAX OBLIGATION/LIMITED			34,491,768

		TRANSPORTATION - 4.9%
670,000		Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A, (Pre-refunded 7/15/25)	5.000	07/01/40	671,443
1,315,000		Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A	5.000	07/01/45	1,317,832
1,500,000		Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019B, (AMT)	5.000	07/01/49	1,468,029
725,000	(d)	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Junior Lien Series 2025	5.000	07/01/44	749,877
2,000,000		Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, (AMT)	5.000	07/01/47	1,971,930
1,000,000		Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A	5.000	07/01/32	1,051,055
500,000		Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A	5.000	07/01/38	513,273

		TOTAL TRANSPORTATION			7,743,439

		U.S. GUARANTEED - 0.9% (e)
250,000		Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Refunding Series 2017, (Pre-refunded 7/15/27) - AGM Insured	5.000	07/15/32	261,229
145,000		Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Refunding Series 2016, (Pre-refunded 8/01/26)	4.000	08/01/33	146,287
155,000		Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Refunding Series 2016, (Pre-refunded 8/01/26)	4.000	08/01/35	156,375
880,000		Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue Bonds, Refunding Series 2017, (Pre-refunded 7/01/27)	5.000	07/01/36	919,736

		TOTAL U.S. GUARANTEED			1,483,627

		UTILITIES - 18.7%
1,000,000		Carefree Utilities Community Facilities District, Arizona, Water System Revenue Bonds, Series 2021	4.000	07/01/51	879,275
1,285,000		Central Arizona Water Conservation District, Arizona, Water Delivery O&M Revenue Bonds, Series 2016	5.000	01/01/35	1,294,266
1,500,000		City of Mesa, Arizona, Utility System Revenue Bonds, Series 2022C	5.000	07/01/36	1,678,188
1,805,000		Glendale, Arizona, Water and Sewer Revenue Bonds, Senior Lien Series 2022A	5.000	07/01/41	1,898,104
790,000		Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding Subordinate Lien Series 2016 - AGM Insured	5.000	07/01/45	794,651
1,500,000		Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate Lien Series 2020 - AGM Insured	4.000	07/01/45	1,357,648
1,215,000		Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate Lien Series 2025	5.000	07/01/44	1,264,732
500,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017	5.000	07/01/40	500,497
735,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016	5.000	07/01/36	738,382
150,000		Guam Power Authority, Revenue Bonds, Refunding Series 2024A	5.000	10/01/42	153,020
450,000		Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series 2015A - AGM Insured	5.000	07/01/36	450,704
500,000		Mesa, Arizona, Utility System Revenue Bonds, Series 2018	5.000	07/01/42	505,243
1,000,000		Mesa, Arizona, Utility System Revenue Bonds, Series 2020	3.000	07/01/44	754,469
1,830,000		Mesa, Arizona, Utility System Revenue Bonds, Series 2022A - BAM Insured	5.000	07/01/46	1,877,747
1,000,000		Phoenix Civic Improvement Corporation, Arizona, Wastewater System Revenue Bonds, Junior Lien Series 2023	5.250	07/01/47	1,043,517

See Notes to Financial Statements.	11

Portfolio of Investments May 31, 2025 (continued)

Arizona

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		UTILITIES (continued)
$585,000		Phoenix Civic Improvement Corporation, Arizona, Wastewater System Revenue Bonds, Refunding Junior Lien Series 2014	5.000%	07/01/29	$585,676
2,185,000		Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Sustainability Series 2020A	5.000	07/01/44	2,238,541
1,000,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	5.000	07/01/33	1,023,876
1,000,000	(a)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	5.000	07/01/37	1,011,748
2,500,000		Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2023A	5.000	01/01/50	2,545,725
4,000,000		Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2024A	5.250	01/01/54	4,173,586
1,805,000		Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007	5.000	12/01/37	1,868,351
1,000,000		Tucson, Arizona, Water System Revenue Bonds, Obligations Series 2024	5.000	07/01/44	1,041,424

		TOTAL UTILITIES			29,679,370

		TOTAL MUNICIPAL BONDS (Cost $160,890,337)			153,079,546

		TOTAL LONG-TERM INVESTMENTS (Cost $160,890,337)			153,079,546

		OTHER ASSETS & LIABILITIES, NET - 3.7%			5,906,494

		NET ASSETS - 100%			$158,986,040

AMT	Alternative Minimum Tax

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $10,646,772 or 7.0% of Total Investments.
(b)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d)	When-issued or delayed delivery security.
(e)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

12	See Notes to Financial Statements.

Portfolio of Investments May 31, 2025

Colorado

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		LONG-TERM INVESTMENTS - 97.3%
		MUNICIPAL BONDS - 97.3%
		CONSUMER DISCRETIONARY - 0.8%
$500,000		Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016	5.000%	12/01/29	$506,875
1,000,000		Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016	5.000	12/01/32	1,010,843
2,000,000		Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016	5.000	12/01/35	2,012,743

		TOTAL CONSUMER DISCRETIONARY			3,530,461

		EDUCATION AND CIVIC ORGANIZATIONS - 4.7%
720,000		Colorado Educational and Cultural Facilities Authority Charter School Revenue Bonds, Monument Academy Charter School Project, Refunding Series 2014	3.625	10/01/29	705,864
2,000,000	(a)	Colorado Educational and Cultural Facilities Authority Education Revenue Bonds, Colorado, Rocky Mountain School of Expeditionary Learning Project, Series 2019	5.000	03/01/50	1,767,120
500,000	(a)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A	5.000	07/01/36	500,018
500,000	(a)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A	5.250	07/01/46	487,343
505,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc. Second Campus Project, Series 2013	7.350	08/01/43	505,671
265,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 - DCS Montessori School, Refunding & Improvement Series 2012	4.000	07/15/27	265,063
385,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013	5.000	12/01/33	385,080
100,000	(a)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Summit Charter Academy Project, Series 2021A	4.000	07/01/41	80,874
100,000	(a)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, New Summit Charter Academy Project, Series 2021A	4.000	07/01/51	72,270
1,000,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, The Classical Academy Project, Refunding Series 2015A	5.000	12/01/38	1,000,114
705,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B	7.500	03/15/35	705,731
600,000		Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Union Colony School Project, Series 2018	5.000	04/01/38	607,092
1,000,000	(a)	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015	5.000	12/15/45	932,536
500,000		Colorado Educational and Cultural Facilities Authority, Independent School Revenue Bonds, Kent Denver School Project, Series 2016	5.000	10/01/36	506,836
255,000	(a)	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky Mountain Classical Academy Project, Refunding Series 2019	5.000	10/01/49	231,222
1,000,000	(a)	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky Mountain Classical Academy Project, Refunding Series 2019	5.000	10/01/59	872,916
1,000,000		Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University of Denver, Series 2017A	4.000	03/01/35	999,228

See Notes to Financial Statements.	13

Portfolio of Investments May 31, 2025 (continued)

Colorado

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$3,000,000		Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University of Denver, Series 2017A	5.000%	03/01/47	$3,015,218
400,000		Colorado Educational and Cultural Facilities Authority, Revenue Bonds, West Ridge Academy Charter School, Refunding & Improvement Series 2019	5.000	06/01/49	382,492
1,500,000		Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise Revenue Bonds, Series 2023C	5.250	12/01/53	1,534,952
1,335,000		Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017A	4.000	03/01/34	1,339,007
2,000,000		Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017E	4.000	03/01/43	1,807,910
1,000,000	(a)	Falcon Area Water and Wastewater Authority (El Paso County, Colorado), Tap Fee Revenue Bonds, Series 2022A	6.750	12/01/34	969,571
2,000,000		University of Northern Colorado at Greeley, Institutional Enterprise System Revenue Bonds, Refunding Series 2015A	5.000	06/01/40	2,001,757

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			21,675,885

		HEALTH CARE - 15.4%
1,760,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A	5.000	11/15/37	1,842,073
1,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A	4.000	11/15/43	902,195
1,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2021A	4.000	11/15/46	876,879
2,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2023A-2, (Mandatory Put 11/15/33)	5.000	11/15/57	2,197,930
1,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2016A	4.000	11/15/46	877,435
3,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018A	5.000	11/15/48	2,976,335
7,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children’s Hospital Colorado Project, Series 2016A	5.000	12/01/44	6,878,045
5,250,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1	4.000	08/01/44	4,558,327
270,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	5.000	08/01/44	266,018
3,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2	4.000	08/01/49	2,479,812
2,325,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, (Mandatory Put 8/01/25)	5.000	08/01/49	2,328,467
500,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2022A	5.250	11/01/38	527,121
5,095,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2022A	5.500	11/01/47	5,255,176
4,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2022A	5.250	11/01/52	4,030,285
5,750,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2024A	5.250	12/01/54	5,793,955
2,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Intermountain Healthcare, Series 2022A	5.000	05/15/52	2,017,694
8,055,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Intermountain Healthcare, Series 2024A	5.000	05/15/54	8,105,705
2,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford Health, Series 2019A	4.000	11/01/39	1,858,519
3,950,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford Health, Series 2019A	5.000	11/01/49	3,835,236
3,500,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A	4.000	01/01/35	3,453,564
1,590,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Refunding Series 2017A	4.000	05/15/34	1,590,722
1,050,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Refunding Series 2017A	4.000	05/15/35	1,044,218

14	See Notes to Financial Statements.

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		HEALTH CARE (continued)
$2,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2015	5.000%	05/15/45	$1,947,526
375,000		Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio Grande Hospital Refunding Project, Refunding Series 2024	5.700	12/01/49	352,645
185,000		Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010	5.500	09/01/25	184,384
600,000		Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010	5.500	09/01/30	580,399
475,000		Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2014A	5.000	12/01/39	475,665
320,000		Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2025A	5.125	12/01/50	312,660
440,000		Denver Health and Hospitals Authority, Colorado, Healthcare Revenue Bonds, Series 2025A	6.000	12/01/55	466,681
2,500,000	(a)	Kremmling Memorial Hospital District, Colorado, Certificates of Participation, Series 2024	6.625	12/01/56	2,338,452

		TOTAL HEALTH CARE			70,354,123

		HOUSING/MULTIFAMILY - 0.5%
180,000		Denver City & County Housing Authority, Colorado, Capital Fund Program Revenue Bonds, Three Tower Rehabilitation, Series 2007 - AGM Insured, (AMT)	5.200	11/01/27	180,267
2,000,000		Denver City and County Housing Authority, Colorado, Multifamily Housing Revenue Bonds, Flo Senior Apartments Project, Sustainability Green Series 2023A	4.500	07/01/41	1,937,707

		TOTAL HOUSING/MULTIFAMILY			2,117,974

		LONG-TERM CARE - 1.3%
500,000	(a),(b)	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016	6.125	02/01/46	331,331
1,315,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016	5.000	01/01/31	1,319,113
3,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016	5.000	01/01/37	3,001,775
1,200,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A	5.250	05/15/47	1,174,727

		TOTAL LONG-TERM CARE			5,826,946

		TAX OBLIGATION/GENERAL - 9.9%
2,000,000		Delta County Joint School District 50 Delta, Gunnison, Montrose and Mesa Counties, Colorado, General Obligation Bonds, Series 2023	5.000	12/01/47	2,057,423
3,000,000		Denver School District 1, Colorado, General Obligation Bonds, Series 2021	4.000	12/01/41	2,843,793
4,625,000		Denver School District 1, Colorado, General Obligation Bonds, Series 2022A	5.000	12/01/45	4,784,244
480,000		Eagle River Water and Sanitation District, Eagle County, Colorado, General Obligation Bonds, Series 2016	4.500	12/01/36	486,604
2,500,000		Eagle River Water and Sanitation District, Eagle County, Colorado, General Obligation Bonds, Series 2016	5.000	12/01/45	2,520,850
3,585,000		Eagle, Garfield and Routt Counties School District RE50J, Colorado, General Obligation Bonds, Series 2024	5.000	12/01/43	3,740,751
1,220,000		El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2017	4.000	12/15/40	1,181,042
600,000		Foothills Park and Recreation District, Subdistrict A, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015 - AGM Insured	3.250	12/01/29	600,425
440,000		Foothills Park and Recreation District, Subdistrict A, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015 - AGM Insured	5.000	12/01/30	443,317
1,275,000		Foothills Park and Recreation District, Subdistrict A, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015 - AGM Insured	5.000	12/01/31	1,284,234
3,000,000		Grand County School District 2 East Grand, Colorado, General Obligation Bonds, Series 2022	4.000	12/01/46	2,723,973

See Notes to Financial Statements.	15

Portfolio of Investments May 31, 2025 (continued)

Colorado

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		TAX OBLIGATION/GENERAL (continued)
$655,000		Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds, Series 2018 - AGM Insured	5.250%	12/01/34	$677,524
1,750,000		Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds, Series 2018 - AGM Insured	5.250	12/01/37	1,788,225
3,000,000		Gunnison Watershed School District RE1J, Gunnison and Saguache Counties, Colorado, General Obligation Bonds, Series 2023	5.000	12/01/47	3,093,826
2,000,000		Larimer and Weld Counties School District Re-5J, Colorado, General Obligation Bonds, Series 2021	4.000	12/01/40	1,872,274
750,000		Louisville, Boulder County, Colorado, General Obligation Bonds, Limited Tax, Series 2017	4.000	12/01/35	752,978
1,140,000		Roaring Fork Transporation Authority, Colorado, Property Tax Revenue Bonds, Series 2021A	4.000	12/01/46	1,041,760
2,410,000		Weld County School District 6, Greeley, Colorado, General Obligation Bonds, Series 2020	5.000	12/01/44	2,459,297
8,500,000		Weld County School District RE-4, Windsor, Colorado, General Obligation Bonds, Series 2023	5.250	12/01/47	8,877,792
2,000,000		Westminster Public Schools, Adams County, Colorado, Certificates of Participation, Series 2019 - AGM Insured	5.000	12/01/43	2,018,687

		TOTAL TAX OBLIGATION/GENERAL			45,249,019

		TAX OBLIGATION/LIMITED - 35.5%
3,690,000		Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2019	5.000	12/01/51	3,375,557
368,328		Alpine Mountain Ranch Metropolitan District, Routt County, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Refunding Series 2021	4.000	12/01/40	320,649
1,650,000		Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2015 - BAM Insured	5.000	12/01/35	1,653,706
1,020,000		Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding Convertible to Unlimited Tax Series 2023A - BAM Insured	5.000	12/01/48	1,028,201
1,275,000		Arvada, Colorado, Sales and Use Tax Revenue Bonds, Series 2023	5.000	12/01/41	1,355,473
1,335,000		Arvada, Colorado, Sales and Use Tax Revenue Bonds, Series 2023	5.000	12/01/42	1,412,793
593,000		Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A	5.000	12/01/40	577,455
500,000		Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A	5.000	12/01/48	460,250
2,000,000		Baseline Metropolitan District 1, In the City and County of Broomfield, Colorado, Special Revenue Bonds, Refunding and Improvement Series 2024A	4.250	12/01/54	1,800,574
4,000,000		Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Refunding Series 2024	4.000	12/01/47	3,539,954
595,000	(a)	Broadway Park North Metropolitan District 2, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020	3.375	12/01/26	580,273
5,055,000		Bromley Park Metropolitan District 3, Adams County, Colorado, General Obligation Bonds, Limited Tax Refunding Series 2024	4.000	12/01/44	4,471,767
2,500,000		Bromley Park Metropolitan District No. 2, In the City of Brighton, Adams and Weld Counties, Colorado, Senior General Obligation Limited Tax Refunding Bonds, Series 2023 - BAM Insured	5.375	12/01/53	2,585,889
1,020,000		Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2018A - BAM Insured	5.000	12/01/34	1,062,690
1,000,000		Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2018A - BAM Insured	4.000	12/01/47	859,983
250,000		Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding and Improvement Series 2024A - BAM Insured	5.250	12/01/59	252,543
1,250,000		CCP Metropolitan District 3, Colorado, General Obligation Bonds, Limited Tax Refunding Series 2024	5.000	12/01/53	1,171,435

16	See Notes to Financial Statements.

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		TAX OBLIGATION/LIMITED (continued)
$1,145,000	(a)	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017	5.000%	12/01/47	$1,077,410
500,000		Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Improvement Bonds, Series 2022	6.500	12/01/53	517,787
480,000		Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A	5.000	06/01/37	480,020
1,725,000		Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018	5.875	12/01/46	1,659,246
2,000,000		Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2017J	5.250	03/15/42	2,033,533
1,000,000		Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2021S	4.000	03/15/41	934,161
5,000,000		Colorado State, Certificates of Participation, Higher Education Health Sciences Facilities Series 2024A	4.000	11/01/49	4,387,353
1,780,000		Colorado State, Certificates of Participation, Lease Purchase Agreement Department of Transportation Second Amended & Restated Headquaters Facilities, Refunding Series 2020	4.000	06/15/38	1,701,691
2,000,000		Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Refunding Series 2015 - BAM Insured	5.000	08/01/36	2,003,510
2,295,000		Copperleaf Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2020 - BAM Insured	4.000	12/01/45	2,048,537
1,250,000		Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Refunding Series 2024	4.250	12/01/49	1,101,122
2,500,000		Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Refunding Series 2024	4.250	12/01/54	2,157,955
1,000,000		Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited Tax General Obligation Bonds, Refunding Series 2018 - AGM Insured	4.000	12/01/45	893,222
2,000,000		Crowfoot Valley Ranch Metropolitan District No. 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2024A - BAM Insured	4.375	12/01/54	1,750,364
1,250,000		Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020A - AGM Insured	4.000	12/01/44	1,134,856
920,000		Cumberland Green Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2015	5.250	12/01/45	856,398
1,185,000		Denver City and County School District 1, Colorado, Lease Purchase Program Certificates of Participation, Series 2015B	5.000	12/15/45	1,188,285
2,955,000		Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Refunding & Improvement Series 2016A	5.000	08/01/42	2,982,164
1,000,000		Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series 2021A	4.000	08/01/35	1,017,645
1,785,000		Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series 2021A	4.000	08/01/40	1,729,123
120,000	(a)	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A	5.250	12/01/39	115,700
5,500,000		Ebert Metropolitan District, Denver Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018A-1 - BAM Insured	5.000	12/01/43	5,551,389
2,000,000		El Paso County School District 49 Falcon, Colorado, Certificates of Participation, Series 2017B	5.000	12/15/42	2,020,391
575,000		Erie Farm Metropolitan District, Erie, Boulder County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement, Series 2021 - AGM Insured	5.000	12/01/41	593,415
1,000,000		Erie, Colorado, Certificates of Participation, Series 2010	5.000	11/01/37	1,000,339
500,000		Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014	6.000	12/01/38	467,842

See Notes to Financial Statements.	17

Portfolio of Investments May 31, 2025 (continued)

Colorado

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		TAX OBLIGATION/LIMITED (continued)
$1,525,000		Foothills Park and Recreation District, Jefferson County, Colorado, Lease Revenue Bonds, Certificates of Participation, Series 2021	4.000%	12/01/33	$1,548,739
890,000		Four Corners Business Improvement District, Erie, Boulder County, Colorado, Limited Tax Supported Revenue Bonds, Series 2022	6.000	12/01/52	871,869
500,000		Future Legends Sports Park Business Improvement District, Colorado, Limited Tax General Obligation Bonds Series 2022A and Subordinate Limited Tax General Obligation Bonds Series 2022B	6.000	12/01/52	401,049
800,000		Glen Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2016A - BAM Insured	4.500	12/01/45	800,572
600,000		Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2022A - BAM Insured	5.500	12/01/47	614,904
675,000		Green Gables Metropolitan District 2, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Special Revenue Refunding Improvement Senior Series 2023A - BAM Insured	5.125	12/01/53	662,961
231,756		Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment Revenue Bonds, Special Improvement District 1, Series 2024A-1	6.000	12/01/43	231,756
330,000	(a)	Hess Ranch Metropolitan District 5, Parker, Colorado, Special Assessment Revenue Bonds, Special Improvement District 2, Series 2024	5.500	12/01/44	320,870
1,125,000		High Plains Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding Series 2017 - NPFG Insured	5.000	12/01/35	1,157,014
1,250,000		Hunters Overlook Metropolitan District 5, Severance, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2024	4.250	12/01/54	1,128,851
380,000		Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Series 2020 - A2	4.125	12/01/40	335,073
3,000,000		Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 2024	4.250	12/01/53	2,572,367
460,000		Lincoln Park Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation and Improvement Bonds, Refunding Series 2018 - AGM Insured	5.000	12/01/42	467,877
2,000,000		Lincoln Park Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation and Improvement Bonds, Refunding Series 2018 - AGM Insured	5.000	12/01/46	2,027,152
1,330,000		Littleton Village Metropolitan District 2, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Refunding Series 2023 - AGM Insured	5.000	12/01/53	1,290,618
825,000		Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2016	5.000	12/01/36	831,708
1,805,000		Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2016	5.000	12/01/41	1,802,664
1,000,000		Meridian Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2023 - AGM Insured	4.250	12/01/48	914,805
650,000		Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds, Series 2017 - AGM Insured	5.000	12/01/42	661,130
1,000,000		Midtown at Clear Creek Metropolitan District, Adams County, Colorado, General Obligation Bonds, Refunding Limited Tax Series 2023A - BAM Insured	5.500	12/01/43	1,074,091
1,000,000		Monument, El Paso County, Colorado, Certificate of Participation, Series 2020 - AGM Insured	4.000	12/01/40	944,530
489,000		Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016	5.000	12/01/46	459,078
494,000		Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2015	5.500	12/01/44	494,219
570,000		Nexus North at DIA Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2021	5.000	12/01/51	504,294

18	See Notes to Financial Statements.

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		TAX OBLIGATION/LIMITED (continued)
$709,000		North Range Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A	5.625%	12/01/37	$694,869
1,000,000		North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3	5.250	12/01/50	967,542
4,000,000		Northern Colorado Water Conservancy District, Certificates of Participation, Series 2022	5.250	07/01/52	4,089,625
755,000		Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019	5.000	12/01/49	674,027
1,500,000		Park 70 Metropolitan District, Aurora, Colorado, General Obligation Bonds, Limited Tax Refunding & Improvement Series 2016	5.000	12/01/36	1,505,515
2,380,000		Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A	5.000	12/01/45	2,384,650
1,650,000		Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2019A - AGM Insured	4.000	12/01/36	1,619,022
1,202,000	(a)	Platte River Metropolitan District, Weld County, Colorado, General Obligation Bonds, Limited Tax Refunding Series 2023A	6.500	08/01/53	1,199,955
2,500,000	(a)	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013	5.000	12/01/40	2,444,833
500,000	(a)	Prairie Center Metopolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A	5.000	12/15/41	481,906
680,000		Prairie Center Metropolitan District No. 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Series 2024A	5.875	12/15/46	699,979
500,000		Prairiestar Metropolitan District 2, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2021A - BAM Insured	5.000	12/01/46	507,662
1,550,000		Pueblo County, Colorado, Certificates of Participation, Community Improvement Projects, Series 2023A	4.000	07/01/43	1,397,945
235,000	(a)	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project, Series 2021A	4.750	12/01/45	204,111
2,516,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.500	07/01/34	2,499,262
1,864,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.536	07/01/53	1,615,248
2,500,000		Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017	5.000	12/01/42	2,542,808
1,060,000		Ravenna Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding Limited Tax Series 2023 - AGM Insured	5.000	12/01/43	1,075,234
400,000		Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015	5.000	12/01/44	364,770
2,385,000		Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2017B	4.000	11/01/35	2,397,531
490,000		Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A	5.000	12/01/45	452,040
555,000		Riverview Metropolitan District, Steamboat Springs, Routt County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Refunding Series 2021	5.000	12/01/41	505,103
1,000,000		Roaring Fork School District RE-1, Garfield, Pitkin, and Eagle Counties, Colorado, Certificates of Participation, Series 2023 - BAM Insured	5.000	12/15/43	1,018,999
1,000,000		Sand Creek Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2023 - AGM Insured	5.000	12/01/37	1,055,474
1,995,000		Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Subordinate Series 2022 - AGM Insured	4.000	12/01/46	1,756,756
275,000		Sierra Ridge Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding Bonds, Series 2022 - AGM Insured	5.000	12/01/52	274,814

See Notes to Financial Statements.	19

Portfolio of Investments May 31, 2025 (continued)

Colorado

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		TAX OBLIGATION/LIMITED (continued)
$532,000		Silver Peaks Metropolitan District 3, Colorado, Limited Tax Obligation Bonds, Senior Lien Series 2020A	5.000%	12/01/50	$481,067
5,515,000		Sky Ranch Community Authority Board, Arapahoe County, Colorado, Limited Tax Supported District 1 Revenue Bonds, Refunding Improvement Senior Series 2024A	4.250	12/01/54	4,775,423
200,000		Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-1	5.000	12/01/37	195,244
350,000		Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-2	5.000	12/01/47	323,373
1,000,000		Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Improvement Series 2020A-2 - BAM Insured	4.000	12/01/46	878,594
495,000		Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2017A	5.375	12/01/47	485,265
750,000		Sterling Hills West Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007	5.000	12/01/39	760,807
415,000		Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Refunding & Improvement Senior Series 2020A	3.375	12/01/30	392,578
595,000		Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 22	5.500	12/01/42	590,167
615,000	(a)	Sunset Parks Metropolitan District, Weld County, Colorado, General Obligation Bonds, Limited Tax Series 2024A	5.125	12/01/54	564,961
750,000		Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B - AGM Insured	5.000	12/01/46	755,607
1,640,000	(a)	Thompson Crossing Metropolitan District 6, Larimer County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2020	5.000	12/01/40	1,575,164
770,000		Thornton Development Authority, Colorado, Tax Increment Revenue Bonds, North Washington Street Corridor Project, Refunding Series 2015	3.250	12/01/28	768,317
2,000,000		Thornton, Colorado, Certificates of Participation, Series 2018	4.000	12/01/39	1,881,990
3,000,000		Trailside Metropolitan District 4, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 2024A - BAM Insured	4.250	12/01/56	2,559,316
2,000,000	(a)	Triview Metropolitan District 4, Colorado, El Paso County, General Obligation Bonds Limited Tax Series 2018	5.750	12/01/48	2,001,037
4,000,000	(a)	Ventana Metropolitan District, El Paso County, Colorado, General Obligation Bonds, Limited Tax Refunding and Improvement Series 2023A	6.500	09/01/53	4,058,128
525,000		Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General Obligation Refunding Bonds, Series 2016A - BAM Insured	5.000	12/01/28	537,948
1,250,000		Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General Obligation Refunding Bonds, Series 2016A - BAM Insured	5.000	12/01/31	1,278,070
500,000		Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General Obligation Refunding Bonds, Series 2016A - BAM Insured	4.000	12/01/36	496,240
1,375,000		Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series 2016	4.000	12/01/33	1,251,455
400,000		Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series 2016	5.000	12/01/35	390,595
1,190,000		Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series 2016	5.250	12/01/40	1,162,966
500,000		Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2022A	5.000	12/01/41	479,004
1,500,000		Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2022A	5.000	12/01/51	1,376,036
1,000,000		West Globeville Metropolitan District 1, Denver, Colorado, General Obligation Limited Tax Bonds, Series 2022	6.750	12/01/52	966,767

20	See Notes to Financial Statements.

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE
	TAX OBLIGATION/LIMITED (continued)
$600,000	Westerly Metropolitan District 4, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-1	4.125%	12/01/31	$567,713
1,500,000	Westminster, Colorado, Certificates of Participation, Series 2015A	5.000	12/01/35	1,508,799
1,000,000	Westminster, Colorado, Certificates of Participation, Series 2015A	4.000	12/01/38	964,777
1,000,000	Wheatlands Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Refunding Series 2015 - BAM Insured	5.000	12/01/30	1,007,538
1,595,000	Wheatlands Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Refunding Series 2015 - BAM Insured	4.000	12/01/38	1,561,145
1,400,000	Whispering Pines Metropolitan District No.1, In the City of Aurora, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding Series 2023 - AGM Insured	5.000	12/01/52	1,398,196

	TOTAL TAX OBLIGATION/LIMITED			162,454,808

	TRANSPORTATION - 9.2%
1,000,000	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017	5.000	12/31/56	953,700
500,000	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, (AMT)	5.750	01/01/44	500,243
3,000,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022A, (AMT)	5.000	11/15/25	3,022,061
2,115,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022A, (AMT)	5.000	11/15/26	2,164,309
1,995,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022A, (AMT)	5.000	11/15/39	2,039,755
3,340,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022A, (AMT)	5.000	11/15/41	3,381,021
3,585,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022A, (AMT)	5.500	11/15/53	3,677,269
500,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022B	5.000	11/15/47	509,441
1,000,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022D, (AMT)	5.750	11/15/45	1,059,250
1,000,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2022D, (AMT)	5.000	11/15/53	984,989
2,000,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT)	5.000	12/01/27	2,073,576
1,000,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT)	5.000	12/01/30	1,063,613
6,000,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT)	4.000	12/01/43	5,379,422
8,305,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT)	5.000	12/01/43	8,222,431
1,905,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, (AMT)	5.250	12/01/43	1,921,713
1,000,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018B	5.000	12/01/37	1,018,700
500,000	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc. Project, Refunding Series 2017, (AMT)	5.000	10/01/32	499,668
330,000	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Refunding Series 2011A, (AMT)	6.000	05/01/27	330,385
1,215,000	Grand Junction Regional Airport Authority, Colorado, General Airport Revenue Bonds, Refunding Series 2016A	5.000	12/01/32	1,233,905
1,275,000	Grand Junction Regional Airport Authority, Colorado, General Airport Revenue Bonds, Refunding Series 2016A	5.000	12/01/33	1,293,099
1,000,000	Grand Junction Regional Airport Authority, Colorado, General Airport Revenue Bonds, Refunding Series 2016A	5.000	12/01/34	1,012,900

	TOTAL TRANSPORTATION			42,341,450

See Notes to Financial Statements.	21

Portfolio of Investments May 31, 2025 (continued)

Colorado

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE
	U.S. GUARANTEED - 5.3% (c)
$150,000	Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley, Colorado, General Obligation Bonds, Series 2016C, (Pre-refunded 12/15/26)	4.000%	12/15/34	$152,261
50,000	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)	5.000	06/01/37	51,925
1,585,000	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)	5.000	06/01/42	1,646,034
3,535,000	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, NCMC Inc., Series 2016, (Pre-refunded 5/15/26)	4.000	05/15/32	3,561,648
3,430,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, (Pre-refunded 9/01/25)	5.000	09/01/31	3,444,863
1,315,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, (Pre-refunded 9/01/25)	4.000	09/01/34	1,317,498
1,250,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)	4.000	09/01/50	1,309,738
500,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2016B, (Pre-refunded 3/01/27)	5.000	03/01/34	518,882
500,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2016B, (Pre-refunded 3/01/27)	5.000	03/01/41	518,882
1,200,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016, (Pre-refunded 8/01/26)	5.000	08/01/41	1,229,087
6,000,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016, (Pre-refunded 8/01/26)	5.000	08/01/46	6,145,435
1,000,000	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, (Pre-refunded 12/01/25)	4.000	12/01/40	1,004,980
3,410,000	University of Colorado, Enterprise System Revenue Bonds, Refunding Series 2017A-2, (Pre-refunded 6/01/28)	4.000	06/01/36	3,529,793

	TOTAL U.S. GUARANTEED			24,431,026

	UTILITIES - 14.7%
2,000,000	Arapahoe County Water and Wastewater Authority, Colorado, Revenue Bonds, Refunding Series 2019	4.000	12/01/37	1,963,890
1,845,000	Arapahoe County Water and Wastewater Authority, Colorado, Revenue Bonds, Refunding Series 2019	4.000	12/01/38	1,794,715
3,250,000	Bennett, Colorado, Wastewater Revenue Bonds, Series 2024	4.125	12/01/54	2,782,575
13,130,000	Brighton, Colorado, Water Activity Enterprise Revenue Bonds, Water System Project, Series 2022	5.000	06/01/47	13,523,163
3,550,000	Brighton, Colorado, Water Activity Enterprise Revenue Bonds, Water System Project, Series 2022	5.000	06/01/52	3,623,764
500,000	Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue Bonds, Series 2020 - BAM Insured	4.000	08/01/50	431,757
4,435,000	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Series 2022B	5.250	11/15/52	4,596,904
3,270,000	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Series 2023A	5.250	11/15/48	3,416,868
4,000,000	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Series 2023A	5.250	11/15/53	4,155,928
8,200,000	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Series 2024A	5.250	11/15/54	8,584,092
500,000	Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding Series 2015A	4.000	11/15/35	500,028
1,000,000	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, City of Sterling Wastewater Utility Enterprise Project, Series 2023A - AGM Insured	5.000	09/01/48	1,017,696
680,000	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds, Steamboat Springs Utilities Fund, Series 2011B	4.125	08/01/26	680,904

22	See Notes to Financial Statements.

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE
	UTILITIES (continued)
$7,000,000	Denver City and County Board of Water Commissioners, Colorado, Water Revenue Bonds, Series 2022A	5.000%	12/15/52	$7,147,422
650,000	East Cherry Creek Valley Water and Sanitation District, Arapahoe County, Colorado, Water Revenue Bonds, Refunding Series 2015	5.000	11/15/32	654,066
1,500,000	East Cherry Creek Valley Water and Sanitation District, Arapahoe County, Colorado, Water Revenue Bonds, Refunding Series 2015	4.000	11/15/35	1,500,018
500,000	Erie, Boulder and Weld Counties, Colorado, Water Enterprise Revenue Bonds, Refunding Series 2015	3.000	12/01/29	497,825
1,140,000	Fort Lupton, Colorado, Water System Revenue Bonds, Refunding & Improvement Series 2017 - AGM Insured	4.000	12/01/42	1,062,509
8,805,000	Parker Water and Sanitation District, Douglas County, Colorado, Water and Sewer Enterprise Revenue Bonds, Refunding & Improvement Series 2022	4.000	11/01/47	7,970,604
1,080,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008	6.250	11/15/28	1,128,540
280,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008	6.500	11/15/38	327,115

	TOTAL UTILITIES			67,360,383

	TOTAL MUNICIPAL BONDS (Cost $459,828,972)			445,342,075

	TOTAL LONG-TERM INVESTMENTS (Cost $459,828,972)			445,342,075

	OTHER ASSETS & LIABILITIES, NET - 2.7%			12,379,062

	NET ASSETS - 100%			$457,721,137

AMT	Alternative Minimum Tax

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $23,208,001 or 5.2% of Total Investments.
(b)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

See Notes to Financial Statements.	23

Portfolio of Investments May 31, 2025

Maryland

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		LONG-TERM INVESTMENTS - 100.0%
		MUNICIPAL BONDS - 100.0%
		CONSUMER DISCRETIONARY - 2.3%
$715,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000%	09/01/34	$718,578
4,000,000		Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017	5.000	09/01/39	3,887,146
1,000,000	(a)	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A	5.000	12/01/31	670,000

		TOTAL CONSUMER DISCRETIONARY			5,275,724

		CONSUMER STAPLES - 1.4%
335,000		Children’s Trust Fund, Puerto Rico, Tobacco Settlement Asset- Backed Bonds, Refunding Series 2002	5.500	05/15/39	338,231
1,005,000		Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A	5.250	06/01/32	971,615
355,000		New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1	5.625	06/01/35	358,523
1,900,000		TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006	5.000	06/01/48	1,660,365

		TOTAL CONSUMER STAPLES			3,328,734

		EDUCATION AND CIVIC ORGANIZATIONS - 6.8%
1,000,000		Chestertown, Maryland, Economic Development Project Revenue Bonds, Washington College, Refunding Series 2021A	4.000	03/01/36	924,870
1,500,000	(b)	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s University Inc., Series 2017A	5.000	09/01/45	1,359,867
645,000	(b)	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Imagine Andrews Public Charter School, Series 2022A	5.500	05/01/52	589,542
500,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2013B	5.000	07/01/38	500,131
2,625,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2013B	4.250	07/01/41	2,518,339
500,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2014	4.000	10/01/39	470,254
2,000,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2025	5.000	10/01/50	2,002,890
700,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2016	5.000	06/01/33	704,822
2,000,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2024	5.500	06/01/47	2,024,561
1,000,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Stevenson University, Series 2021A	4.000	06/01/38	908,558
2,010,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Stevenson University, Series 2021A	4.000	06/01/46	1,683,609
1,100,000		Maryland Industrial Development Financing Authority, Economic Development Revenue Bonds, McDonogh School Inc., Sereis 2019	4.000	09/01/43	1,004,582
1,500,000		University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Refunding Series 2021A	4.000	04/01/51	1,318,293

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			16,010,318

		ENERGY - 0.4%
1,000,000	(b),(c)	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, Core Natural Resources Inc. Project, Refunding Series 2025, (Mandatory Put 3/27/35)	5.000	07/01/48	976,202

		TOTAL ENERGY			976,202

		HEALTH CARE - 24.6%
1,455,000		Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2025A	5.250	07/01/52	1,468,778
660,000		Maryland Health and Higher Educational Facilities Authority, Maryland, Revenue Bonds, Meritus Medical Center, Series 2015	4.000	07/01/32	649,825
1,650,000		Maryland Health and Higher Educational Facilities Authority, Maryland, Revenue Bonds, Meritus Medical Center, Series 2015	4.250	07/01/35	1,610,920

24	See Notes to Financial Statements.

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		HEALTH CARE (continued)
$2,000,000		Maryland Health and Higher Educational Facilities Authority, Maryland, Revenue Bonds, Meritus Medical Center, Series 2015	5.000%	07/01/40	$1,999,905
3,000,000		Maryland Health and Higher Educational Facilities Authority, Maryland, Revenue Bonds, Meritus Medical Center, Series 2015	5.000	07/01/45	2,911,617
1,000,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B	5.000	07/01/34	1,012,580
500,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B	5.000	07/01/38	502,121
90,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A	5.000	07/01/36	90,659
1,250,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A	5.000	07/01/38	1,254,874
440,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A	4.000	07/01/42	396,992
1,000,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist HealthCare Issue, Series 2021B	4.000	01/01/51	814,706
1,600,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2016A	5.500	01/01/36	1,622,890
2,020,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2016A	5.500	01/01/46	2,023,527
2,650,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Health System Issue Series 2023	5.250	07/01/53	2,660,201
740,000		Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Frederick Health System Issue; Series 2020	3.250	07/01/39	577,761
175,000		Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Frederick Health System Issue; Series 2020	4.000	07/01/40	158,755
1,165,000		Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2021A	3.000	07/01/46	840,133
1,000,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Lifebridge Health Issue Series 2023	5.000	07/01/54	1,004,143
2,080,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Lifebridge Health Issue Series 2023	5.250	07/01/54	2,133,946
1,250,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2016	4.000	07/01/41	1,150,738
500,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2016	5.000	07/01/47	490,249
1,015,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015	4.125	07/01/47	901,699
1,020,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medstar Health Issue, Series 2013B	5.000	08/15/38	1,020,203
1,000,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A	5.000	05/15/42	986,794
5,625,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A	5.000	05/15/45	5,484,783
2,000,000	(d)	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Meritus Medical Center Inc Series 2025	5.000	07/01/43	2,034,965
2,000,000	(d)	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Meritus Medical Center Inc Series 2025	5.000	07/01/44	2,027,698
3,000,000	(d)	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Meritus Medical Center Inc Series 2025	5.250	07/01/50	3,024,860
2,000,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Series 2020A	4.000	07/01/48	1,702,700
2,075,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2017MD	5.000	12/01/46	2,080,532
2,500,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B	5.000	07/01/39	2,527,753
3,250,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series 2020B	4.000	04/15/45	2,810,522
2,000,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series 2020B	4.000	04/15/50	1,648,168

See Notes to Financial Statements.	25

Portfolio of Investments May 31, 2025 (continued)

Maryland

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE
	HEALTH CARE (continued)
$7,000,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015	4.000%	12/01/44	$6,164,328

	TOTAL HEALTH CARE			57,790,325

	HOUSING/MULTIFAMILY - 12.7%
2,000,000	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Commons Apartments, Series 2014A	5.000	06/01/44	1,970,982
2,000,000	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Landing Project, Refunding Series 2021A	1.600	06/01/29	1,800,654
3,000,000	Howard County Housing Commission, Maryland, Revenue Bonds, Orchard Meadows Apartments, Series 2024	5.000	12/01/43	3,011,943
1,655,000	Howard County Housing Commission, Maryland, Revenue Bonds, The Verona at Oakland Mills Project, Series 2013	5.000	10/01/28	1,656,781
1,310,000	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Green Series 2021A	2.200	07/01/41	894,183
1,000,000	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Green Series 2021B	2.100	01/01/41	674,512
1,000,000	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Green Series 2021C	2.600	01/01/42	735,076
935,000	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2000A	2.600	07/01/40	693,360
1,430,000	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2014D	4.000	07/01/45	1,248,777
235,000	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2017C	3.550	07/01/42	203,752
1,480,000	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2018A	3.950	07/01/43	1,335,805
1,000,000	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2020E	2.150	07/01/40	697,628
1,000,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Green Series 2024B	4.600	07/01/49	948,742
1,000,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Taxable Series 2019D	3.200	07/01/44	796,112
1,750,000	Maryland Community Development Administration, Department of Housing and Community Development, Multifamily Development Revenue Bonds, Marlborough Apartments, Series 2014I	3.450	12/15/31	1,735,311
1,000,000	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Sustainability Villages at Marley Station Green Series 2024D-1	4.350	02/01/44	960,238
1,000,000	Maryland Economic Development Corporation, Senior Revenue Bonds, Provident Group - Towson Place Properties LLC Project, Series 2024A-1	5.000	06/01/39	1,009,929
575,000	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017	5.000	07/01/32	583,131
1,000,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Morgan State University Project, Senior Series 2022	6.000	07/01/58	1,048,436
200,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Morgan State University Project, Series 2020	4.000	07/01/40	182,034
1,150,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Morgan State University Project, Series 2020	5.000	07/01/50	1,116,376
500,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Refunding Series 2013	5.000	06/01/34	500,003

26	See Notes to Financial Statements.

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE
	HOUSING/MULTIFAMILY (continued)
$525,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2012	5.000%	07/01/27	$524,149
1,140,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, Baltimore County Project, Refunding Series 2016 - AGM Insured	3.600	07/01/35	1,064,701
2,000,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Leonardtown Series 2024 - AGM Insured	5.000	07/01/54	1,975,102
1,250,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2014A	3.650	07/01/34	1,222,446
750,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2021B	2.250	07/01/41	517,063
1,000,000	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2021C	2.200	07/01/36	780,660

	TOTAL HOUSING/MULTIFAMILY			29,887,886

	HOUSING/SINGLE FAMILY - 3.5%
2,500,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2014C	3.200	09/01/28	2,489,326
2,500,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019B	3.200	09/01/39	2,102,232
725,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C	3.000	03/01/42	583,059
500,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021B	2.100	09/01/41	334,562
2,000,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021C	2.450	09/01/41	1,423,914
1,000,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Social Series 2024C	4.500	09/01/44	975,842
420,000	Montgomery County Housing Opportunities Commission, Maryland, Program Revenue Bonds, Series 2019C, (AMT)	3.300	07/01/39	350,685

	TOTAL HOUSING/SINGLE FAMILY			8,259,620

	LONG-TERM CARE - 4.7%
1,750,000	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2020	4.000	01/01/45	1,506,532
2,000,000	Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc Facility, Series 2020	4.000	01/01/50	1,630,770
1,200,000	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Obligated Group Project, Refunding Series 2018A	5.000	01/01/33	1,214,611
1,250,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Refunding Series 2017	5.000	04/01/44	1,087,177
700,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2016A	5.000	01/01/36	707,242
835,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2016A	5.000	01/01/45	836,403
575,000	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1	5.000	11/01/30	580,063
950,000	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1	5.000	11/01/32	954,971
100,000	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1	5.000	11/01/37	97,660
1,500,000	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B	5.000	11/01/42	1,383,928

See Notes to Financial Statements.	27

Portfolio of Investments May 31, 2025 (continued)

Maryland

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		LONG-TERM CARE (continued)
$1,100,000		Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B	5.000%	11/01/47	$978,131

		TOTAL LONG-TERM CARE			10,977,488

		TAX OBLIGATION/GENERAL - 6.4%
1,000,000		Howard County, Maryland, General Obligation Bonds, Consolidated Public Improvement Project, Series 2020A	4.000	08/15/39	987,785
3,000,000		Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2024A	5.000	06/01/37	3,327,459
1,500,000		Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2019A	3.000	11/01/37	1,313,937
5,645,000		Murrieta Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2006 Series 2008 - AGM Insured	0.000	09/01/32	4,387,128
2,000,000		Prince George’s County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2024A	5.000	08/01/39	2,177,736
499,309		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.375	07/01/25	499,664
1,000,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.625	07/01/29	1,048,255
2,000,000		Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	0.000	07/01/33	1,355,627

		TOTAL TAX OBLIGATION/GENERAL			15,097,591

		TAX OBLIGATION/LIMITED - 18.3%
1,000,000		Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A	5.375	06/01/36	957,607
425,000		Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A	4.000	09/01/27	423,965
1,825,000		Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A	4.500	09/01/33	1,802,288
1,220,000		Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A	5.000	09/01/38	1,220,086
755,000		Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016	5.000	06/01/36	755,038
1,300,000	(b)	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2019A	3.500	06/01/39	1,126,470
250,000	(b)	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2019B	3.700	06/01/39	217,276
3,150,000	(b)	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2022	5.000	06/01/51	2,976,791
315,000		Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Refunding Series 2019	4.000	07/01/29	309,278
334,000		Brunswick, Frederick County, Maryland, Special Obligation Bonds, Brunswick Crossing Special Taxing District, Refunding Series 2019	5.000	07/01/36	335,016
62,000		Frederick County, Maryland, Special Obligation Bonds, Lake Linganore Village Community Development Series 2001A - RAAI Insured	5.700	07/01/29	62,105
1,010,000		Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020A	4.000	07/01/38	959,358
500,000		Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020A	4.000	07/01/39	471,071
295,000		Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020B	4.000	07/01/40	269,067
55,000	(b)	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020C	4.000	07/01/50	45,991
1,595,000	(b)	Frederick County, Maryland, Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020A	5.000	07/01/43	1,529,097
170,000		Frederick County, Maryland, Tax Increment and Special Tax B Limited Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019	3.750	07/01/39	149,282

28	See Notes to Financial Statements.

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		TAX OBLIGATION/LIMITED (continued)
$100,000	(b)	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020B	4.625%	07/01/43	$92,105
1,015,000		Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A	5.000	12/01/33	1,019,372
500,000		Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A	5.000	12/01/46	494,269
750,000		Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2024	5.000	02/15/44	763,852
600,000	(b)	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A	4.125	02/15/34	572,644
550,000	(b)	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A	4.375	02/15/39	513,152
1,285,000		Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016	5.000	07/01/34	1,234,179
2,000,000		Maryland Economic Development Corporation, Maryland, Lease Revenue Bonds, Reservoir Square Project, Series 2024	5.000	07/01/56	1,964,793
790,000		Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017	4.500	07/01/44	700,342
3,000,000		Maryland Economic Development Corporation, Special Obligation Bonds, Port Covington Project, Series 2020	4.000	09/01/50	2,414,381
965,000		Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series 2022A	5.000	06/01/34	1,053,500
3,000,000		Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series 2024	5.250	06/01/51	3,094,194
50,000		Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016	5.000	05/01/33	50,654
1,000,000		Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A	5.000	05/01/47	1,011,122
1,500,000		Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Taxable Refunding Series 2022C	0.000	05/01/51	381,295
1,500,000		Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Taxable Refunding Series 2022C	0.000	05/01/52	361,397
575,000		Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/32	587,072
525,000	(b)	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016	5.000	07/01/46	505,569
304,000		Prince George’s County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005	5.250	07/01/35	304,188
55,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/27	50,622
54,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/29	45,866
70,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/31	54,393
78,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/33	55,285
2,610,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/51	616,157
1,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.750	07/01/53	915,795
4,465,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	4,195,115
500,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329	07/01/40	466,907
3,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.536	07/01/53	2,600
47,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	42,136

See Notes to Financial Statements.	29

Portfolio of Investments May 31, 2025 (continued)

Maryland

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		TAX OBLIGATION/LIMITED (continued)
$1,000,000		Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006 - FGIC Insured	5.000%	10/01/28	$1,002,590
500,000	(b)	Virgin Islands Public Finance Authority, Revenue Bonds, Frenchman’s Reef Hotel Development Hotel Occupancy Series 2024A	6.000	04/01/53	496,708
3,250,000		Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds, Green Series 2021A	4.000	07/15/46	2,845,633
1,500,000		Washington Metropolitan Area Transit Authority, Second Lien Dedicated Revenue Bonds, Sustainability- Climate Transition, Series 2024A	5.250	07/15/59	1,537,776

		TOTAL TAX OBLIGATION/LIMITED			43,055,449

		TRANSPORTATION - 12.1%
120,000		Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B, (AMT)	5.000	07/01/33	122,272
425,000		Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B, (AMT)	5.000	07/01/34	432,012
1,500,000		Maryland Department of Transportation, Special Transportation Project Revenue Bonds, Baltimore/Washington International Thurgood Marshall Airport, Series 2021B, (AMT)	5.000	08/01/46	1,490,218
2,000,000		Maryland Department of Transportation, Special Transportation Project Revenue Bonds, Baltimore/Washington International Thurgood Marshall Airport, Series 2021B, (AMT)	4.000	08/01/51	1,672,407
3,000,000		Maryland Department of Transportation, Special Transportation Project Revenue Bonds, Baltimore/Washington International Thurgood Marshall Airport, Series 2024A, (AMT)	5.250	08/01/49	3,046,620
4,000,000		Maryland Department of Transportation, Special Transportation Project Revenue Bonds, Baltimore/Washington International Thurgood Marshall Airport, Series 2024A, (AMT)	5.250	08/01/54	4,045,494
800,000		Maryland Economic Development Corporation Economic Development Revenue Bonds, Terminal Project, Series 2019A, (AMT)	5.000	06/01/44	774,249
1,940,000		Maryland Economic Development Corporation Economic Development Revenue Bonds, Transportation Facilities Project, Refunding Series 2017A	5.000	06/01/35	1,975,889
1,500,000		Maryland Economic Development Corporation, Air Cargo Obligated Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019, (AMT)	4.000	07/01/44	1,274,022
1,500,000		Maryland Economic Development Corporation, Economic Development Revenue Bonds, Annapolis Mobility and Resilience Project, Senior Series 2022A	5.250	06/30/53	1,504,295
500,000		Maryland Economic Development Corporation, Parking Facilities Revenue Bonds Baltimore City Project, Subordinate Parking Facilities Revenue Bonds, Series 2018C	4.000	06/01/38	432,974
305,000		Maryland Economic Development Corporation, Parking Facilities Revenue Bonds Baltimore City Project, Subordinate Parking Facilities Revenue Bonds, Series 2018C	4.000	06/01/58	217,672
1,275,000		Maryland Economic Development Corporation, Parking Facilities Revenue Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds, Series 2018A	5.000	06/01/58	1,234,307
2,915,000		Maryland Economic Development Corporation, Private Activity Revenue Bonds, Purple Line Light Rail Project, Green Series 2022B, (AMT)	5.250	06/30/52	2,845,461
2,000,000		Maryland Transportation Authority, Passenger Facility Charge Revenue Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport Project, Series 2019, (AMT)	4.000	06/01/39	1,868,824
1,000,000		Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2021A	5.000	07/01/46	1,021,502
3,000,000		Maryland Transportation Authority, Revenue Bonds, Transportation Facilities Projects, Series 2021A	5.000	07/01/51	3,042,913
40,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000	08/01/26	40,000

30	See Notes to Financial Statements.

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		TRANSPORTATION (continued)
$340,000		New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000%	08/01/31	$338,730
1,260,000		Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022, (AMT)	3.000	01/01/41	966,274

		TOTAL TRANSPORTATION			28,346,135

		U.S. GUARANTEED - 1.6% (e)
305,000		Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1998A - FGIC Insured, (ETM)	5.000	07/01/28	312,991
255,000		Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien Series 2015, (Pre-refunded 7/01/25)	5.000	07/01/31	255,370
475,000		Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien Series 2015, (Pre-refunded 7/01/25)	5.000	07/01/35	475,688
455,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997 - AMBAC Insured, (ETM)	5.000	07/01/27	462,485
235,000		Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2017, (Pre-refunded 6/01/26)	5.000	06/01/42	239,637
1,500,000		Washington County County Commissioners, Maryland, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019B, (Pre-refunded 1/01/29)	5.000	01/01/30	1,600,741
780,000		Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B, (Pre-refunded 8/15/25)	0.000	08/15/49	287,634

		TOTAL U.S. GUARANTEED			3,634,546

		UTILITIES - 5.2%
2,000,000		Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Refunding Series 2022A	5.250	07/01/47	2,091,692
1,500,000		Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2019A	5.000	07/01/49	1,517,850
1,500,000		Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2014A	5.000	07/01/44	1,499,960
2,150,000		Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, (Mandatory Put 7/01/33)	4.750	01/01/35	2,195,181
2,000,000		Maryland Economic Development Corporation, Revenue Bonds, Constellation Energy Group, Inc. Projects, Adjustable Mode, Refunding Series 2006B, (Mandatory Put 4/03/28)	4.100	10/01/36	2,026,297
1,000,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/30	1,025,080
2,000,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/47	1,897,807

		TOTAL UTILITIES			12,253,867

		TOTAL MUNICIPAL BONDS (Cost $247,954,220)			234,893,885

		TOTAL LONG-TERM INVESTMENTS (Cost $247,954,220)			234,893,885

		OTHER ASSETS & LIABILITIES, NET - (0.0)%			(975)

		NET ASSETS - 100%			$234,892,910

AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
(a)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $13,924,301 or 5.9% of Total Investments.
(c)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

See Notes to Financial Statements.	31

Portfolio of Investments May 31, 2025 (continued)

Maryland

(d)	When-issued or delayed delivery security.
(e)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

32	See Notes to Financial Statements.

Portfolio of Investments May 31, 2025

New Mexico

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 95.9%
		MUNICIPAL BONDS - 95.9%
		EDUCATION AND CIVIC ORGANIZATIONS - 8.9%
$2,235,000		Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue Bonds, Albuquerque Acadamy Project, Refunding Series 2020	4.000%	09/01/40	$2,049,763
685,000		New Mexico Institute of Mining and Technology, Revenue Bonds, Series 2019 - AGM Insured	4.000	12/01/37	667,495
535,000		New Mexico State University, Revenue Bonds, Refunding & Improvement Series 2017A	5.000	04/01/42	538,299
1,000,000		University of New Mexico, Revenue Bonds, System Improvement Series 2023 - AGM Insured	5.250	06/01/49	1,037,980
1,700,000		University of New Mexico, Revenue Bonds, System Improvement Series 2023 - AGM Insured	5.500	06/01/53	1,782,815

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			6,076,352

		HEALTH CARE - 11.1%
400,000		Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children’s Hospital, Series 2020A	4.000	02/01/50	329,597
1,000,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2 - BAM Insured	4.000	08/01/49	839,634
1,000,000		New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2017A	4.000	08/01/36	967,060
1,000,000		New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2017A	4.000	08/01/46	862,493
1,010,000		New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2017A	5.000	08/01/46	996,592
240,000		New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019A	5.000	08/01/44	237,715
1,300,000		New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019A	4.000	08/01/48	1,104,472
1,500,000		New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, San Juan Regional Medical Center, Refunding & Improvement Series 2020	4.000	06/01/34	1,442,820
785,000		New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, San Juan Regional Medical Center, Refunding & Improvement Series 2020	4.000	06/01/35	746,073

		TOTAL HEALTH CARE			7,526,456

		HOUSING/SINGLE FAMILY - 4.2%
295,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018C	3.875	07/01/43	264,091
1,380,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019C	3.600	07/01/44	1,153,695
745,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021A	2.300	07/01/46	464,261
115,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021C	2.250	07/01/46	70,431
1,235,000		New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2022A	2.550	09/01/42	892,221

		TOTAL HOUSING/SINGLE FAMILY			2,844,699

		LONG-TERM CARE - 1.9%
1,365,000		Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2012	5.000	05/15/42	1,299,290

		TOTAL LONG-TERM CARE			1,299,290

		TAX OBLIGATION/GENERAL - 8.7%
1,000,000		Albuquerque Municipal School District 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation Bonds, School Building Series 2018	5.000	08/01/36	1,032,775
200,000		Albuquerque Municipal School District 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation Bonds, School Series 2025A	5.000	08/01/40	211,460
250,000	(a)	Albuquerque, New Mexico, General Obligation Bonds, Storm Sewer Series 2025B	5.000	07/01/41	264,895

See Notes to Financial Statements.	33

Portfolio of Investments May 31, 2025 (continued)

New Mexico

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE
	TAX OBLIGATION/GENERAL (continued)
$2,400,000	Central New Mexico Community College, Bernalillo and Sandoval Counties, New Mexico, General Obligation Bonds, Limited Tax Series 2023	4.000%	08/15/37	$2,381,432
1,000,000	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/46	822,486
515,000	Silver City Consolidated School District 1, Grant County, New Mexico, General Obligation Bonds, School Building Series 2017	4.000	08/01/37	515,181
675,000	Silver Consolidated School District 1, Grant County, New Mexico, General Obligation Bonds, School Building Series 2019	4.000	08/01/37	676,639

	TOTAL TAX OBLIGATION/GENERAL			5,904,868

	TAX OBLIGATION/LIMITED - 34.2%
1,195,000	Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2015A	5.000	07/01/37	1,195,891
755,000	Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2022B	5.000	07/01/41	793,985
825,000	Aspire Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2024	5.300	10/01/53	745,504
515,000	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 1996B - NPFG Insured	5.700	04/01/27	542,185
415,000	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013	7.250	10/01/43	415,357
200,000	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015	5.750	10/01/44	193,672
600,000	Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2015 - BAM Insured	4.000	08/01/35	590,858
500,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/39	492,440
780,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A	5.000	12/01/46	771,060
1,000,000	Los Diamantes Public Improvement District, New Mexico, Revenue Bonds, Rio Rancho Special Levy Improvement Series 2024 - BAM Insured	4.125	10/01/53	870,813
125,000	Los Lunas, Valencia County, New Mexico, Gross Receipts Tax Revenue Bonds, Improvment Series 2016	3.000	04/01/41	99,567
500,000	Lower Petroglyphs Public Improvements District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Refunding Series 2018	5.000	10/01/38	479,162
230,000	Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/39	220,800
675,000	McKinley County, New Mexico, Gross Receipts Revenue Bonds, Tax Improvement Series 2023 - BAM Insured	4.250	06/01/47	611,260
805,000	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013	7.000	10/01/33	804,825
1,000,000	Montecito Estates Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Refunding Series 2016	4.000	10/01/37	975,378
3,850,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/46	1,235,982
1,000,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.750	07/01/53	915,795
700,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	627,555
500,000	Rio Rancho, New Mexico, Gross Receipts Tax Revenue Bonds, Shared Gross Receipts Improvement Series 2025	5.000	06/01/43	514,816
500,000	Rio Rancho, New Mexico, Gross Receipts Tax Revenue Bonds, Shared Gross Receipts Improvement Series 2025	5.000	06/01/44	512,905
770,000	Roswell, New Mexico, Gross Receipts Tax Improvement Revenue Bonds, Series 2017	4.000	08/01/34	773,092
970,000	Saltillo Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Refunding Series 2018 - BAM Insured	4.000	10/01/37	945,811
1,015,000	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Improvement Series 2015B	5.000	06/15/33	1,016,020

34	See Notes to Financial Statements.

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		TAX OBLIGATION/LIMITED (continued)
$1,080,000		Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997 - AGM Insured	6.000%	02/01/27	$1,114,385
500,000		Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds Improvement Senior Lien Series 2018A	5.000	06/01/36	515,494
400,000		Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds Improvement Senior Lien Series 2018A	5.000	06/01/37	411,069
1,000,000		Ventana West Public Improvement District, New Mexico, Special Levy Revenue Bonds, Refunding Series 2015 - BAM Insured	4.000	08/01/33	991,997
1,760,000		Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A - AGM Insured	5.000	10/01/32	1,764,438
1,000,000		Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Refunding Series 2024 - BAM Insured	4.000	10/01/43	897,907
5,000	(b)	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2022	3.750	05/01/28	4,944
500,000	(b)	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2022	4.000	05/01/33	473,961
752,000	(b)	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020	8.000	05/01/40	731,906

		TOTAL TAX OBLIGATION/LIMITED			23,250,834

		U.S. GUARANTEED - 3.8% (c)
1,000,000		Clayton, New Mexico, Jail Project Revenue Bonds, Refunding & Improvement Series 2015, (Pre-refunded 11/01/25)	5.000	11/01/29	1,007,902
1,550,000		New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2015A, (Pre-refunded 8/01/25)	5.000	08/01/44	1,553,997

		TOTAL U.S. GUARANTEED			2,561,899

		UTILITIES - 23.1%
1,000,000		Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Refunding & Improvement Senior Lien Series 2017	5.000	07/01/32	1,030,814
1,970,000		Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds, Series 2020	4.000	07/01/43	1,813,677
750,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017	5.000	07/01/37	754,760
1,015,000		Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016	5.000	07/01/36	1,019,671
500,000		Guam Power Authority, Revenue Bonds, Refunding Series 2022A	5.000	10/01/44	504,286
550,000		Guam Power Authority, Revenue Bonds, Refunding Series 2024A	5.000	10/01/35	599,385
450,000		New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2018D	5.000	06/01/37	461,303
975,000		New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2020B	3.000	06/01/40	808,259
1,000,000		New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2022C	5.000	06/01/42	1,045,434
1,305,000		New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2023A-1	5.000	06/01/41	1,380,574
1,000,000		New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2023B	5.250	06/01/48	1,045,725
1,000,000		New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Senior Lien Series 2025A-1	5.000	06/01/49	1,026,587
715,000		New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Subordinate Lien Series 2024A	5.000	06/15/44	747,221
800,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	5.000	07/01/33	819,101
705,000		Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds, Improvement Series 2017 - BAM Insured	5.000	06/01/37	712,394
500,000		Santa Fe, New Mexico, Net Wastewater Utility System Environmental Services Gross Receipts Tax Improvement Revenue Bonds, Climate Certified Green Series 2019	4.000	06/01/37	500,128

See Notes to Financial Statements.	35

Portfolio of Investments May 31, 2025 (continued)

New Mexico

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		UTILITIES (continued)
$1,500,000		Santa Fe, New Mexico, Water Utility System Revenue Bonds, Refunding Series 2016	4.000%	06/01/39	$1,457,286

		TOTAL UTILITIES			15,726,605

		TOTAL MUNICIPAL BONDS (Cost $68,881,759)			65,191,003

		TOTAL LONG-TERM INVESTMENTS (Cost $68,881,759)			65,191,003

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SHORT-TERM INVESTMENTS - 0.5%
		MUNICIPAL BONDS - 0.5%
		HEALTH CARE - 0.5%
$385,000	(d),(e)	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2008B	3.000	08/01/34	$385,000

		TOTAL HEALTH CARE			385,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $385,000)			385,000

		TOTAL INVESTMENTS - 96.4% (Cost $69,266,759)			65,576,003

		OTHER ASSETS & LIABILITIES, NET - 3.6%			2,422,813

		NET ASSETS - 100%			$67,998,816

(a)	When-issued or delayed delivery security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,029,912 or 3.1% of Total Investments.
(c)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

36	See Notes to Financial Statements.

Portfolio of Investments May 31, 2025

Pennsylvania

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE

	LONG-TERM INVESTMENTS - 94.6%
	MUNICIPAL BONDS - 94.6%
	CONSUMER STAPLES - 0.4%
$1,345,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, (AMT)	5.375%	03/01/31	$1,475,014

	TOTAL CONSUMER STAPLES			1,475,014

	EDUCATION AND CIVIC ORGANIZATIONS - 12.7%
730,000	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2016	5.000	10/15/34	702,303
480,000	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2017	5.000	10/15/37	442,353
1,300,000	Allegheny County Higher Education Building Authority, Pennsylvania, University Revenue Bonds, Duquesne University, Series 2024	5.000	03/01/43	1,321,459
2,000,000	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, George School Project, Series 2019	3.000	09/15/49	1,458,622
1,205,000	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016	5.125	03/15/36	1,209,664
305,000	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A	5.000	12/15/47	282,595
785,000	Crawford County Industrial Development Authority, Pennsylvania, College Revenue Bonds, Allegheny College, Series 2016	3.000	05/01/34	676,325
220,000	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014	5.000	05/01/37	208,973
2,715,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2015, (Pre-refunded 8/01/25)	5.000	08/01/45	2,723,129
1,430,000	Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds, Gannon University, Series 2016	4.000	05/01/46	1,127,716
290,000	Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College, Series 2016OO2	3.125	05/01/34	255,825
210,000	Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College, Series 2016OO2	3.250	05/01/36	180,403
355,000	Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College, Series 2016OO2	3.500	05/01/41	277,725
1,095,000	Lackawanna County Industrial Development Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2017	4.000	11/01/40	1,001,590
985,000	Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley Dual Language Charter School, General Purpose Authority, Series 2023	7.000	06/01/53	1,040,421
1,920,000	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Series 2016	3.000	10/01/37	1,631,470
1,250,000	McCandless IDA, Pennsylvania, University Revenue Bonds Series A and B of 2022 La Roche University	6.750	12/01/46	1,119,172
1,000,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Germantown Academy Project, Series 2021A	4.000	10/01/41	868,804
1,000,000	Pennsylvania Economic Development Financing Authority, Pennsylvania, Revenue Bonds, Villanova University Project, Series 2024	4.000	08/01/54	855,995
2,100,000	Pennsylvania Higher Education Assistance Agency, Education Loan Revenue Bonds, Senior Series 2020A, (AMT)	2.450	06/01/41	1,836,710
1,020,000	Pennsylvania Higher Education Assistance Agency, Education Loan Revenue Bonds, Senior Series 2021A, (AMT)	2.625	06/01/42	904,781
435,000	Pennsylvania Higher Education Assistance Agency, Education Loan Revenue Bonds, Senior Series 2023A, (AMT)	4.000	06/01/44	418,281
630,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College, Series 2016-004	2.625	11/01/31	551,368
690,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College, Series 2016-004	3.000	11/01/42	471,549

See Notes to Financial Statements.	37

Portfolio of Investments May 31, 2025 (continued)

Pennsylvania

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		EDUCATION AND CIVIC ORGANIZATIONS (continued)
$250,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Mount Aloysius College, Series 2016-004	5.000%	11/01/46	$226,494
815,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn Mawr College, Refunding Series 2014	5.000	12/01/38	815,302
670,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn Mawr College, Refunding Series 2014	5.000	12/01/44	668,134
450,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Refunding Series 2016	4.000	05/01/36	424,235
300,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012	4.000	05/01/32	242,791
1,240,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012	5.000	05/01/42	872,051
240,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012	4.000	11/01/39	214,504
1,200,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2012	5.000	11/01/42	1,192,706
1,405,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2015A	5.000	11/01/36	1,406,292
2,350,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2021A	4.000	07/15/51	1,785,457
2,000,000		Pennsylvania State University, Revenue Bonds, Series 2022A	5.000	09/01/47	2,052,396
1,000,000		Pennsylvania State University, Revenue Bonds, Series 2023	5.250	09/01/48	1,044,315
2,000,000		Pennsylvania State University, Revenue Bonds, Series 2024	5.000	09/01/49	2,055,737
1,010,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017	5.000	05/01/37	779,927
1,430,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph’s University Project, Refunding Series 2020A	4.000	11/01/45	1,208,019
2,000,000		Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph’s University Project, Series 2022	5.500	11/01/60	2,047,117
459,156	(a),(b)	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017	1.750	03/15/45	270,902
835,000		Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2016	5.000	11/01/37	837,457
1,895,000		Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016	5.000	06/01/46	1,566,170
1,590,000		Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5	3.375	11/01/36	1,363,176
665,000		Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2015A	5.000	11/01/32	668,840
260,000		Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series 2015A	5.000	11/01/33	261,273

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			43,570,528

		ENERGY - 0.1%
400,000	(b),(c)	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Core Natural Resources Inc., Project, Series 2025, (AMT), (Mandatory Put 3/27/35)	5.450	01/01/51	397,837

		TOTAL ENERGY			397,837

		HEALTH CARE - 17.4%
850,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	4.000	04/01/44	736,776
5,105,000		Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A	4.000	04/01/44	4,527,018
403,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-2	6.000	06/30/34	424,190
4,209,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024A-3	5.000	06/30/39	3,899,682

38	See Notes to Financial Statements.

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		HEALTH CARE (continued)
$2,702,000	(d)	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2024B-1	0.000%	06/30/44	$1,945,576
447,000		Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Taxable Series 2024A-1	8.000	06/30/34	449,768
5,215,000		Bucks County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke’s University Health Network Project, Series 2021 - BAM Insured	3.000	08/15/53	3,503,364
2,400,000		Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Butler Health System Project, Series 2015A	5.000	07/01/39	2,156,764
1,130,000		Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2021B	4.000	12/01/51	969,919
1,000,000		Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2017A	4.000	10/01/37	973,191
1,000,000		Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2017A	4.000	10/01/47	850,588
1,000,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Penn State Health, Series 2019	4.000	11/01/49	806,494
965,000		Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Refunding Series 2016A	3.000	06/01/33	902,850
1,370,000		Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2019A	5.000	07/01/49	1,351,725
300,000		Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands Healthcare, Series 2018	5.000	07/15/48	262,585
1,000,000		Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2014A	5.000	06/01/41	1,000,014
2,625,000		Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2017A-1	5.000	02/15/45	2,595,001
1,000,000		Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn State Health, Series 2021	5.000	11/01/38	1,024,889
1,000,000		Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn State Health, Series 2021	5.000	11/01/51	972,408
1,730,000		Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Refunding Series 2016B	5.000	08/15/46	1,708,597
1,195,000		Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2016A	5.000	08/15/42	1,196,328
1,000,000		Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2019A	5.000	07/01/44	983,568
415,000		Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Refunding Series 2016	3.000	11/01/36	342,428
3,435,000		Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Refunding Series 2016	4.000	11/01/46	2,840,750
1,950,000		Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2021A	4.000	11/01/41	1,712,430
1,000,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A	4.000	09/01/38	951,616
1,000,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019 - BAM Insured	4.000	09/01/44	912,928
625,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019	4.000	09/01/49	518,586
1,600,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B	4.000	05/01/56	1,258,316
2,000,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B - AGM Insured	4.000	05/01/56	1,612,185
1,000,000		Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B	5.000	05/01/57	968,451

See Notes to Financial Statements.	39

Portfolio of Investments May 31, 2025 (continued)

Pennsylvania

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		HEALTH CARE (continued)
$2,500,000		Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke’s University Health Network Project, Series 2024A-1 - AGM Insured	5.000%	08/15/49	$2,489,246
2,750,000		Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series 2020A	4.000	04/15/50	2,262,925
900,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Series 2024B-1	4.250	11/01/51	797,135
3,310,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019	4.000	08/15/49	2,847,977
2,000,000		Philadelphia Authority for Industrial Development, Pennsylvania, Hospital Revenue Bonds, The Children’s Hospital of Philadelphia, Series 2024A	5.250	07/01/49	2,079,684
555,000		Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017	5.000	07/01/30	562,526
895,000		Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2016B	5.000	07/01/45	867,548
1,205,000		Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Refunding Series 2023A	5.000	06/01/34	1,329,743
1,500,000		Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Series 2018B	5.000	08/01/48	1,462,319
700,000		Westmoreland County Industrial Development Authority, Pennsylvania, Revenue Bonds, Excela Health Project, Series 2020A	4.000	07/01/37	643,438

		TOTAL HEALTH CARE			59,701,526

		HOUSING/MULTIFAMILY - 0.4%
1,000,000	(b)	Erie County, Industrial Development Authority, Pennsylvania, Essential Housing Revenue Bonds, Senior-CFC-Erie I LLC Erie Apartments, Series 2024A	6.750	09/01/61	950,341
100,000		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A	5.000	07/01/35	94,213
161,000		Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A	5.625	07/01/35	164,143

		TOTAL HOUSING/MULTIFAMILY			1,208,697

		HOUSING/SINGLE FAMILY - 12.7%
3,600,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120	3.200	04/01/40	3,036,012
5,820,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121	3.200	10/01/41	4,791,436
1,520,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-123B	3.450	10/01/32	1,495,659
3,000,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-124B	3.500	10/01/37	2,695,373
180,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125B	3.700	10/01/47	145,658
5,000,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-129	3.150	10/01/39	4,165,509
4,025,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A	3.000	10/01/46	2,866,386
1,405,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-133	2.350	10/01/40	1,014,062
5,255,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-133	2.500	10/01/45	3,512,019
1,250,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2021-136	2.550	10/01/51	751,128
5,320,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-134A	1.850	04/01/36	4,005,366
3,145,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-134A	2.050	04/01/41	2,097,479
1,930,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-134A	2.100	10/01/43	1,211,705

40	See Notes to Financial Statements.

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		HOUSING/SINGLE FAMILY (continued)
$3,040,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-135A	2.250%	10/01/41	$2,094,386
3,435,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-135A	2.375	10/01/46	2,190,174
3,925,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-135A	2.500	10/01/50	2,368,176
2,250,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2021-137	2.600	04/01/46	1,503,111
1,665,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2022-138A	3.000	04/01/42	1,323,651
2,000,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2023-142A	4.900	10/01/46	2,016,341
135,000		Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Social Series 2024-144A	4.600	10/01/49	129,454

		TOTAL HOUSING/SINGLE FAMILY			43,413,085

		INDUSTRIALS - 1.6%
250,000	(a),(b),(e)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1	10.000	12/01/40	25
250,000	(a),(b),(e)	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, (AMT)	10.000	12/01/40	25
2,525,000		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, (AMT)	5.500	11/01/44	2,526,963
3,000,000		Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011, (AMT), (Mandatory Put 7/01/27)	4.250	07/01/41	3,021,233

		TOTAL INDUSTRIALS			5,548,246

		LONG-TERM CARE - 9.4%
1,035,000		Adams County General Authority, Pennsylvania, Revenue Bonds, The Brethren Home Community Project, Series 2024A	5.000	06/01/54	953,098
1,000,000		Adams County General Authority, Pennsylvania, Revenue Bonds, The Brethren Home Community Project, Series 2024A	5.000	06/01/59	908,764
1,510,000		Berks County Industrial Development Authority, Pennsylvania, Healthcare Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A	5.000	05/15/42	1,463,308
90,000		Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A	5.000	12/01/35	79,686
860,000		Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2019	5.000	12/01/51	653,973
3,440,000		Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2021A	4.000	12/01/44	2,337,235
3,490,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Asbury Pennsylvania Obligated Group, Refunding Series 2019	5.000	01/01/45	3,071,892
500,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015	4.000	01/01/33	475,321
760,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015	5.000	01/01/38	751,892
355,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016	5.000	01/01/28	355,624
1,000,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016	5.000	01/01/29	1,001,365
910,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016	5.000	01/01/30	910,875
135,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016	3.250	01/01/36	116,322
1,430,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016	3.250	01/01/39	1,162,861

See Notes to Financial Statements.	41

Portfolio of Investments May 31, 2025 (continued)

Pennsylvania

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE
	LONG-TERM CARE (continued)
$285,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019A	4.125%	01/01/38	$260,274
105,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019A	5.000	01/01/39	103,644
635,000	East Hempfield Township Industrial Development Authority, Pennsylvania, Revenue Bonds, Willow Valley Communities Project, Refunding Series 2016	5.000	12/01/39	633,413
610,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc., Series 2020	5.000	03/01/45	510,689
245,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne’s Retirement Community, Inc., Series 2020	5.000	03/01/50	196,636
1,000,000	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis Homes Retirement Community Project, Refunding Series 2015A	5.000	07/01/45	927,083
910,000	Lancaster Industrial Development Authority, Pennsylvania, Health Center Revenue Bonds, Landis Homes Retirement Community Project, Refunding Series 2021	4.000	07/01/51	706,673
1,400,000	Lancaster Industrial Development Authority, Pennsylvania, Health Center Revenue Bonds, Landis Homes Retirement Community Project, Refunding Series 2021	4.000	07/01/56	1,054,633
2,000,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds Meadowood Senior Living Project Series 2018A	5.000	12/01/48	1,924,263
2,750,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated Group, Series 2016	5.000	11/15/36	2,770,127
500,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated Group, Series 2023A	5.250	11/15/53	503,380
1,100,000	Northampton County Industrial Development Authority, Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc., Series 2019	5.000	11/01/49	931,871
1,800,000	Pennsylvania Economic Development Finance Authority Revenue Bonds Presbyterian Senior Living Project, Series 2021	4.000	07/01/41	1,596,948
500,000	Pennsylvania Economic Development Finance Authority Revenue Bonds Presbyterian Senior Living Project, Series 2021	4.000	07/01/46	417,321
1,000,000	Pennsylvania Economic Development Finance Authority, Revenue Bonds, Presbyterian Senior Living Project, Series 2023B-2	5.000	07/01/42	1,004,724
2,655,000	Westmoreland County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, Redstone Presbyterian SeniorCare Obligated Group, Refunding Bonds, Series 2021	4.000	05/15/41	2,124,751
3,345,000	Westmoreland County Industrial Development Authority, Pennsylvania, Retirement Community Revenue Bonds, Redstone Presbyterian SeniorCare Obligated Group, Refunding Bonds, Series 2021	4.000	05/15/47	2,441,418

	TOTAL LONG-TERM CARE			32,350,064

	TAX OBLIGATION/GENERAL - 14.9%
2,040,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018C-77	5.000	11/01/43	2,073,706
1,080,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2024C-80	5.000	12/01/41	1,140,241
1,355,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2024C-80	5.000	12/01/42	1,422,481
1,795,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2024C-80	5.000	12/01/49	1,835,795
495,000	Allentown City School District, Lehigh County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019C - BAM Insured	4.000	02/01/36	485,712
1,000,000	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2024	5.000	08/01/42	1,059,300

42	See Notes to Financial Statements.

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		TAX OBLIGATION/GENERAL (continued)
$1,695,000		Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2024	5.000%	08/01/44	$1,773,496
3,125,000		Chichester School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 1999 - FGIC Insured	0.000	03/01/26	3,041,475
4,000,000		Coatesville Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2020A - BAM Insured	0.000	10/01/35	2,455,301
1,950,000		Coatesville Area School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2020A - BAM Insured	0.000	10/01/37	1,059,974
735,000		Delaware County, Pennsylvania, General Obligation Bonds, Series 2024	5.000	08/01/46	754,628
1,000,000		Delaware County, Pennsylvania, General Obligation Bonds, Series 2024	5.000	08/01/48	1,022,572
855,000		Fayette County, Pennsylvania, General Obligation Bonds, Notes Series 2021A - AGM Insured	2.000	11/15/43	507,153
1,635,000		Girard School District, Erie County, Pennsylvania, General Obligation Bonds, Series 1999B - FGIC Insured	0.000	11/15/28	1,432,858
1,250,000		Hatboro-Horsham School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2023A	5.250	09/15/51	1,296,618
900,000		Haverford Township School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 2025	5.000	03/15/43	929,254
1,000,000		Lancaster County, Pennsylvania, General Obligation Bonds, Series 2024	5.000	11/01/36	1,074,352
1,000,000		Lancaster, Pennsylvania, General Obligation Bonds, Series 2016 - AGM Insured	5.000	11/01/27	1,015,628
1,000,000		Littlestown Area School District, Adams County, Pennsylvania, General Obligation Bonds, Series 2023A - BAM Insured	5.000	10/01/50	1,007,933
1,500,000		Middletown Area School District, Dauphin County, Pennsylvania, General Obligation Bonds, Series 2023 - BAM Insured	5.000	03/01/38	1,530,925
3,180,000		Pennsylvania State, General Obligation Bonds, First Series 2023	5.000	09/01/35	3,529,808
10,000,000		Pennsylvania State, General Obligation Bonds, First Series 2023	4.000	09/01/40	9,797,679
1,500,000		Philadelphia School District, Pennsylvania, General Obligation Bonds, Green Series 2023B	5.000	09/01/48	1,534,772
2,785,000		Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A - NPFG Insured	5.000	06/01/34	3,068,813
1,000,000		Pittsburgh, Pennsylvania, General Obligation Bonds, Capital Improvement Series 2025	4.250	09/01/44	921,706
2,000,000		State College Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series 2015	5.000	03/15/40	2,001,646
40,000		The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A	5.000	11/15/28	40,012
1,600,000		Washington County, Pennsylvania, General Obligation Bonds, Series 2024	4.000	09/01/35	1,584,329
1,010,000		West Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2021B	2.000	09/01/26	987,706
900,000		West Mifflin Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019 - BAM Insured	3.000	04/01/34	827,359

		TOTAL TAX OBLIGATION/GENERAL			51,213,232

		TAX OBLIGATION/LIMITED - 4.5%
100,000	(b)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021	6.000	05/01/42	102,320
100,000	(b)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018	5.000	05/01/33	101,762
925,000	(b)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Series 2022	5.250	05/01/42	911,348
505,000	(b)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017	5.000	05/01/42	486,904

See Notes to Financial Statements.	43

Portfolio of Investments May 31, 2025 (continued)

Pennsylvania

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		TAX OBLIGATION/LIMITED (continued)
$1,000,000	(b)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023	6.250%	05/01/42	$960,299
250,000	(b)	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E Allen Street Project, Senior Series 2024A	5.250	05/01/42	242,532
100,000	(b)	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018	5.000	03/01/38	96,316
5,310,000		Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018 - AGM Insured	4.000	06/01/39	4,889,581
1,500,000		Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2014A	4.750	12/01/37	1,515,819
1,000,000		Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2014A	4.900	12/01/44	1,004,255
1,500,000		Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Lien Series 2021A	4.000	12/01/51	1,296,423
1,000,000		Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Senior Series 2018A	5.250	12/01/44	1,017,464
1,012,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.750	07/01/53	926,784
1,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	939,556
355,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	318,260
530,000		Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2018	5.000	07/01/35	517,477

		TOTAL TAX OBLIGATION/LIMITED			15,327,100

		TRANSPORTATION - 9.3%
3,175,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2021A, (AMT)	5.000	01/01/51	3,087,414
3,530,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2021A, (AMT)	5.000	01/01/56	3,415,296
4,000,000		Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds, Pittsburgh International Airport, Series 2025A, (AMT)	5.500	01/01/50	4,178,511
1,955,000		Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015 - BAM Insured	4.000	07/01/35	1,955,030
1,000,000		Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017	5.000	07/01/47	1,002,548
1,945,000		Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A	5.000	01/01/37	2,024,106
2,115,000		Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, (AMT)	5.000	12/31/38	2,077,905
4,375,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E	6.375	12/01/38	4,602,313
665,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2023A	4.250	12/01/44	635,828
3,000,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2023A	5.000	12/01/48	3,057,557
1,000,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2024A	5.000	12/01/42	1,045,168
1,500,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2024C	5.000	12/01/49	1,526,649
2,180,000		Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C - AGM Insured	6.250	06/01/33	2,240,482

44	See Notes to Financial Statements.

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		TRANSPORTATION (continued)
$1,250,000		Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2020C, (AMT)	4.000%	07/01/50	$1,058,176

		TOTAL TRANSPORTATION			31,906,983

		U.S. GUARANTEED - 1.4% (f)
625,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2016, (Pre-refunded 1/01/26)	3.250	01/01/39	625,179
70,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019A, (Pre-refunded 1/01/29)	5.000	01/01/39	74,456
570,000		Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019A, (Pre-refunded 1/01/29)	5.000	01/01/39	606,288
155,000		Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2019A, (Pre-refunded 7/01/29)	5.000	07/01/49	165,358
835,000		Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center, Series 2016, (Pre- refunded 7/01/26)	5.000	07/01/41	852,420
50,000	(a),(b)	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017, (Pre-refunded 3/15/28)	5.000	03/15/45	52,837
2,445,000		Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2016B, (Pre- refunded 1/01/27)	5.000	07/01/45	2,528,252

		TOTAL U.S. GUARANTEED			4,904,790

		UTILITIES - 9.8%
1,840,000		Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2015	5.000	12/01/40	1,851,607
1,365,000		Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2015	5.000	12/01/45	1,371,935
2,170,000		Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2018	5.000	06/01/43	2,191,397
935,000		Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2022	5.000	06/01/53	941,009
1,000,000		Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2024	5.000	12/01/42	1,049,146
50,000		Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, (Mandatory Put 7/01/33)	4.750	01/01/35	51,051
1,000,000		Bucks County Water and Sewer Authority, Pennsylvania, Sewer System Revenue Bonds, Series 2022A - AGM Insured	5.250	12/01/47	1,049,628
605,000		Bucks County Water and Sewer Authority, Pennsylvania, Water System Revenue Bonds, Series 2021 - AGM Insured	2.250	12/01/44	371,258
1,250,000		Clairton Municipal Authority, Allegheny County, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2024B	4.375	12/01/42	1,174,428
430,000		Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewer Revenue Bonds, Series 2015	5.000	05/01/40	430,395
1,000,000		Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2024 - BAM Insured	4.000	12/01/46	880,670
1,325,000		Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)	2.450	12/01/39	1,171,865
1,765,000		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, York Water Company Project, Refunding Series 2019A, (AMT)	3.000	10/01/36	1,552,001
3,635,000		Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, York Water Company Project, Refunding Series 2019B, (AMT)	3.100	11/01/38	3,080,455
10,450,000		Pennsylvania Economic Development Financing Authority, Revenue Bonds, Pennsylvania-American Water Company, Refunding Series 2019	3.000	04/01/39	8,613,061
1,000,000		Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Fifteenth Series 2017	5.000	08/01/37	1,015,129

See Notes to Financial Statements.	45

Portfolio of Investments May 31, 2025 (continued)

Pennsylvania

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		UTILITIES (continued)
$1,500,000		Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2019B	5.000%	11/01/54	$1,490,175
1,000,000		Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2022C	5.000	06/01/38	1,059,688
1,510,000		Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2023A - AGM Insured	5.000	09/01/42	1,570,887
1,000,000		Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2023A - AGM Insured	4.250	09/01/53	883,620
1,000,000		Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2025A	5.250	09/01/50	1,042,604
1,000,000		Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2019A - AGM Insured	3.000	09/01/44	776,217

		TOTAL UTILITIES			33,618,226

		TOTAL MUNICIPAL BONDS (Cost $359,714,105)			324,635,328

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		VARIABLE RATE SENIOR LOAN INTERESTS - 0.0%
		CAPITAL GOODS - 0.0%
$64,338	(a),(e)	KDC Agribusiness Fairless Hills LLC	12.000	09/17/25	$7

		TOTAL CAPITAL GOODS			7

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $64,338)			7

		TOTAL LONG-TERM INVESTMENTS (Cost $359,778,443)			324,635,335

		OTHER ASSETS & LIABILITIES, NET - 5.4%			18,573,169

		NET ASSETS - 100%			$343,208,504

AMT	Alternative Minimum Tax

(a)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $4,573,448 or 1.4% of Total Investments.
(c)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(e)	For fair value measurement disclosure purposes, investment classified as Level 3.
(f)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

46	See Notes to Financial Statements.

Portfolio of Investments May 31, 2025

Virginia

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 97.3%
		MUNICIPAL BONDS - 97.3%
		CONSUMER STAPLES - 2.0%
$235,000		Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A	5.250%	06/01/32	$227,194
600,000		Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A	5.625	06/01/47	551,138
6,155,000		Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1	5.000	06/01/47	5,321,004
5,055,000		Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2007B2	5.200	06/01/46	4,526,252

		TOTAL CONSUMER STAPLES			10,625,588

		EDUCATION AND CIVIC ORGANIZATIONS - 8.1%
1,685,000		Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Episcopal High School, Series 2017	4.000	01/01/40	1,575,755
1,480,000		Farmville Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Convocation Center Project, Series 2021 - AGM Insured, (Mandatory Put 7/01/43)	5.375	07/01/53	1,515,708
1,455,000		Industrial Development Authority of the City of Lexington, Virginia, Washington and Lee University, Educational Facility Revenue Bonds, Refunding Series 2018A	5.000	01/01/48	1,465,259
1,500,000		Loudoun County Industrial Development Authority, Virginia, Multi-Modal Revenue Bonds, Howard Hughes Medical Institute, Series 2022A	4.000	10/01/52	1,345,119
2,000,000		Madison County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Woodberry Forest School, Series 2021	3.000	10/01/50	1,423,283
500,000		Montgomery County Economic Development Authority, Virginia, Revenue Bonds, Virginia Tech Foundation, Refunding Series 2017A	4.000	06/01/37	491,177
750,000		Roanoke Economic Development Authority, Virginia, Educational Facilities Revenue Bonds, Lynchburg College, Series 2018A	5.000	09/01/43	689,777
600,000	(a)	Salem Economic Development Authority, Virginia, Educational Facilities Revenue Bonds, Roanoke College, Series 2025	6.000	04/01/50	616,046
2,500,000		The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Green Series 2015A-2	5.000	04/01/45	2,502,453
9,355,000		The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Refunding Series 2017A	5.000	04/01/39	9,517,342
5,000,000		The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Refunding Series 2017A	5.000	04/01/47	5,033,645
5,000,000		The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Refunding Series 2017B	5.000	04/01/46	5,038,700
1,790,000		Virginia College Building Authority Educational Facility, Revenue Bonds, University of Richmond Refunding Series 2024	5.000	03/01/49	1,861,984
1,000,000	(b)	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B	5.000	07/01/45	767,339
3,000,000	(b)	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A	5.000	07/01/35	2,612,400
4,465,000	(b)	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A	5.000	07/01/45	3,426,170
1,575,000		Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 1998 - NPFG Insured	5.250	01/01/31	1,698,538
175,000		Virginia Commonwealth University, General Pledge Revenue Bonds, Refunding Series 2018A	5.000	11/01/38	180,882

		TOTAL EDUCATION AND CIVIC ORGANIZATIONS			41,761,577

See Notes to Financial Statements.	47

Portfolio of Investments May 31, 2025 (continued)

Virginia

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		HEALTH CARE - 19.0%
$1,200,000		Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020	5.000%	07/01/31	$1,291,115
1,050,000		Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020	5.000	07/01/32	1,125,151
1,195,000		Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020	4.000	07/01/38	1,169,762
1,075,000		Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020	4.000	07/01/45	954,184
1,465,000		Arlington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Virginia Hospital Center, Series 2023A, (Mandatory Put 7/01/31)	5.000	07/01/53	1,567,858
1,000,000		Chesapeake Hospital Authority, Virginia, Hospital Facility Revenue Bonds, Chesapeake Regional Medical Center, Series 2019	4.000	07/01/39	936,119
1,920,000		Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1	4.000	08/01/44	1,667,045
3,000,000		Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Refunding Series 2022	4.000	05/15/44	2,732,070
4,000,000		Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A	4.000	05/15/48	3,546,024
5,000,000		Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2024	5.000	05/15/51	5,077,112
3,000,000		Front Royal and Warren County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Series 2018	4.000	01/01/50	2,615,047
2,750,000		Henrico County Economic Development Authority, Virginia, Health Facilities Revenue Bonds, Bon Secours Mercy Health, Series 2025A-VA	5.000	11/01/48	2,767,394
3,500,000	(b)	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2015A	5.330	07/01/45	3,388,931
5,000,000	(b)	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2017A	5.000	07/01/46	4,810,724
1,000,000		Isle Economic Development Authority, Wight County, Virginia, Health System Revenue Bonds, Riverside Health System Series 2023 - AGM Insured	5.250	07/01/43	1,046,272
4,000,000		Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2017A	5.000	01/01/47	3,939,418
4,050,000		Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2021	4.000	01/01/47	3,477,433
3,000,000		Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2021 - BAM Insured	3.000	01/01/51	2,106,664
5,250,000		Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A	5.000	07/01/47	5,474,790
6,000,000		Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A	4.000	07/01/51	5,165,184
1,000,000		Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016	5.000	06/15/32	1,012,588
1,440,000		Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016	5.000	06/15/35	1,452,243
1,600,000		Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016	5.000	06/15/36	1,611,522

48	See Notes to Financial Statements.

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		HEALTH CARE (continued)
$1,360,000		Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016	4.000%	06/15/37	$1,278,514
6,500,000		Virginia Commonwealth University Health System Authority, General Revenue Bonds, Series 2017B	5.000	07/01/46	6,509,720
8,500,000		Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A	4.000	12/01/49	7,177,109
5,000,000		Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2022A	5.000	10/01/41	5,108,735
1,415,000		Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2022A	5.000	10/01/42	1,433,990
2,800,000		Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Mary Washington Healthcare, Refunding Series 2025A-1	5.250	06/15/50	2,843,281
1,400,000		Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Mary Washington Healthcare, Refunding Series 2025A-1	5.250	06/15/55	1,418,127
4,000,000		Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara Healthcare, Refunding Series 2020	4.000	11/01/38	3,784,536
1,150,000		Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara Healthcare, Refunding Series 2020	4.000	11/01/39	1,078,139
1,250,000		Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2015	5.000	01/01/32	1,258,509
1,230,000		Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2015	5.000	01/01/34	1,236,493
5,000,000		Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2015	4.000	01/01/37	4,833,942
1,215,000		Winchester Economic Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Refunding Series 2015	5.000	01/01/44	1,192,944
500,000		Winchester Economic Development Authority, Virginia, Revenue Bonds, Valley Health System Obligated Group Series 2024A	5.000	01/01/42	510,800

		TOTAL HEALTH CARE			98,599,489

		HOUSING/MULTIFAMILY - 5.7%
2,000,000		Fairfax County Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, Dominion Square North Project, Series 2023, (Mandatory Put 1/01/28)	5.000	01/01/45	2,064,479
1,110,000	(b)	Richmond Redevelopment and Housing Authority, Virginia, Multi- Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017	5.550	01/01/37	1,051,108
1,510,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2015A	3.500	03/01/35	1,423,154
1,790,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2015A	3.625	03/01/39	1,559,301
1,000,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2015C	4.000	08/01/45	878,601
2,585,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2015E	3.750	12/01/40	2,276,888
1,500,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2016B	3.350	05/01/36	1,393,774
1,710,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2017A	3.875	03/01/47	1,454,896
3,000,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2019A	3.600	09/01/39	2,613,640
1,250,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2020E	2.300	07/01/40	897,049
1,745,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2020G	2.200	09/01/40	1,225,789
2,000,000		Virginia Housing Development Authority, Rental Housing Bonds, Series 2021B	2.400	03/01/46	1,281,595

See Notes to Financial Statements.	49

Portfolio of Investments May 31, 2025 (continued)

Virginia

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE
	HOUSING/MULTIFAMILY (continued)
$2,000,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2021K	2.375%	12/01/41	$1,405,015
1,000,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2022F	5.000	10/01/52	1,003,559
1,895,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2023E	5.250	10/01/63	1,919,765
1,000,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2024A	4.450	09/01/44	969,863
2,000,000	Virginia Housing Development Authority, Rental Housing Bonds, Series 2024D	4.500	08/01/54	1,835,815
2,750,000	Williamsburg Economic Development Authority, Virginia, Student Housing Revenue Bonds, Provident Group - Williamsburg Properties LLC - William and Mary Project Series 2023A - AGM Insured	5.250	07/01/53	2,850,537
1,500,000	Williamsburg Economic Development Authority, Virginia, Student Housing Revenue Bonds, Provident Group - Williamsburg Properties LLC - William and Mary Project Series 2023A - AGM Insured	4.375	07/01/63	1,354,332

	TOTAL HOUSING/MULTIFAMILY			29,459,160

	HOUSING/SINGLE FAMILY - 1.1%
1,000,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-4	4.450	07/01/45	974,227
1,650,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-I	4.600	10/01/54	1,559,588
850,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2023E-II	4.400	10/01/44	819,352
1,150,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2024D	4.500	07/01/45	1,116,732
1,000,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2024F-1	4.950	07/01/45	996,850

	TOTAL HOUSING/SINGLE FAMILY			5,466,749

	INDUSTRIALS - 0.4%
2,050,000	Amelia County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2002, (AMT)	1.450	04/01/27	1,946,997

	TOTAL INDUSTRIALS			1,946,997

	LONG-TERM CARE - 4.5%
2,800,000	Albemarle County, Virginia, Residential Care Facility Revenue Bonds Westminster-Canterbury of the Blue Ridge Refunding Series 2022A	4.000	06/01/49	2,395,365
1,650,000	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Refunding Series 2020	4.000	10/01/31	1,687,443
1,000,000	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Refunding Series 2020	4.000	10/01/50	861,070
1,000,000	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Series 2022A	5.000	10/01/52	998,648
1,000,000	James City County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding Series 2021A	4.000	12/01/50	752,372
250,000	James City County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A	6.875	12/01/58	264,850
615,000	James City County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, WindsorMeade, Series 2021A	4.000	06/01/41	510,086
1,615,000	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc., Refunding Series 2022. Forward Delivery	4.000	01/01/42	1,421,611
1,000,000	Lexington Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc., Refunding Series 2022. Forward Delivery	4.000	01/01/48	817,314

50	See Notes to Financial Statements.

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE
	LONG-TERM CARE (continued)
$2,180,000	Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk Retirement Community, Inc., Harbor’s Edge Project, Series 2019A	5.000%	01/01/49	$1,830,662
2,665,000	Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk Retirement Community, Inc., Harbor’s Edge Project, Series 2019A	5.250	01/01/54	2,278,281
1,000,000	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc. - Harbor’s Edge Project, Refunding Series 2014	5.000	01/01/46	858,675
1,000,000	Prince William County Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake Ridge, Refunding Series 2016	5.000	01/01/37	985,441
1,500,000	Prince William County Industrial Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster at Lake Ridge, Refunding Series 2016	5.000	01/01/46	1,339,096
2,110,000	Suffolk Economic Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc./ United Church Homes and Services Obligated Group, Refunding Series 2016	5.000	09/01/26	2,110,082
500,000	Suffolk Economic Development Authority, Virginia, Retirement Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc./ United Church Homes and Services Obligated Group, Refunding Series 2016	5.000	09/01/31	495,033
525,000	Virginia Beach Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2023A	7.000	09/01/53	574,450
1,000,000	Virginia Beach Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series 2023A	7.000	09/01/59	1,088,417
2,000,000	Virginia Small Business Financing Authority, Virginia, Residential Care Facility Revenue Bonds, Lifespire, Refunding Series 2024A	5.500	12/01/54	2,017,848

	TOTAL LONG-TERM CARE			23,286,744

	TAX OBLIGATION/GENERAL - 5.4%
5,000,000	Arlington County, Virginia, General Obligation Bonds, Public Improvement Series 2023	5.000	06/15/38	5,390,617
2,000,000	Loudoun County, Virginia, General Obligation Bonds, Public Improvement Series 2023A	5.000	12/01/39	2,151,994
1,335,000	Newport News, Virginia, General Obligation Bonds, Refunding & Improvement Series 2015	3.000	07/15/33	1,248,022
1,000,000	Norfolk, Virginia, General Obligation Bonds, Refunding Capital Improvement Series 2023A	5.000	09/01/40	1,069,922
6,715,000	Patterson Joint Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election Series 2009B - AGM Insured	0.000	08/01/45	2,642,421
998,618	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.375	07/01/25	999,328
2,919,572	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	5.625	07/01/29	3,060,456
4,500,000	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	0.000	07/01/33	3,050,160
1,000,000	Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1	4.000	07/01/33	962,116
3,000,000	Richmond, Virginia, General Obligation Bonds, Public Improvement Series 2024C	4.000	03/01/57	2,612,660
2,710,000	Virginia State, General Obligation Bonds, Series 2020A	4.000	06/01/30	2,841,874
7,110,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B	0.000	08/15/48	2,214,457

	TOTAL TAX OBLIGATION/GENERAL			28,244,027

See Notes to Financial Statements.	51

Portfolio of Investments May 31, 2025 (continued)

Virginia

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		TAX OBLIGATION/LIMITED - 17.5%
$1,485,000		Arlington County Industrial Development Authority, Virginia, Revenue Bonds, Refunding County Projects, Series 2017	5.000%	02/15/34	$1,535,567
1,495,000	(b)	Cherry Hill Community Development Authority, Virginia, Special Assesment Bonds, Potomac Shores Project, Series 2015	5.400	03/01/45	1,495,496
3,000,000		Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, County Mobility Projects, Series 2024	5.000	04/01/48	3,064,525
2,000,000		Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, County Mobility Projects, Series 2024	4.000	04/01/50	1,744,022
1,500,000	(b)	Cutalong II Community Development Authority, Louisa County, Virginia, Special Assessment Revenue Bonds, Cutalong II Project, Series 2022	4.500	03/01/55	1,177,065
1,000,000		Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Metrorail Parking System Project, Series 2017	5.000	04/01/37	1,017,286
950,000	(b)	Farms of New Kent Community Development Authority, Virginia, Special Assessment Bonds, Refunding Series 2021A	3.750	03/01/36	887,089
3,000,000		Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/33	3,011,548
1,000,000		Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D	5.000	11/15/35	1,002,841
1,000,000		Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A	5.000	12/01/30	1,016,354
1,000,000		Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A	5.000	12/01/34	1,010,655
4,000,000		Hampton Roads Transportation Accountability Commision, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2020A	5.000	07/01/50	4,063,977
2,000,000		Hampton Roads Transportation Accountability Commision, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2020A	5.250	07/01/60	2,032,553
3,000,000		Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series 2018A	5.000	07/01/48	3,024,972
3,000,000		Hampton Roads Transportation Accountability Commission, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2022A	4.000	07/01/52	2,569,183
2,405,000		Hampton Roads Transportation Accountability Commission, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2024A	5.250	07/01/59	2,484,983
3,000,000		Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A - AGM Insured	0.000	11/15/51	729,809
3,370,000	(b)	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015	5.000	03/01/45	3,106,813
765,000		Matching Fund Special Purpose Securitization Corporation, Virgin Islands, Revenue Bonds, Series 2022A	5.000	10/01/32	781,061
300,000	(b)	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018	4.500	09/01/28	300,801
1,300,000	(b)	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018	5.000	09/01/37	1,300,954
2,785,000	(b)	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018	5.000	09/01/45	2,587,513
81,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/27	74,552
317,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/29	269,249
210,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/31	163,179
432,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/33	306,193
3,247,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	0.000	07/01/51	766,537
2,000,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	4.750	07/01/53	1,831,590
9,115,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1	5.000	07/01/58	8,564,049

52	See Notes to Financial Statements.

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		TAX OBLIGATION/LIMITED (continued)
$2,180,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.329%	07/01/40	$2,035,716
61,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.536	07/01/53	52,860
31,000		Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2	4.784	07/01/58	27,792
1,000,000	(b)	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015	5.000	09/01/30	1,004,582
1,000,000	(b)	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015	5.000	09/01/33	1,004,583
1,000,000		Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006 - FGIC Insured	5.000	10/01/28	1,002,590
2,240,000	(b)	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A - AGM Insured	5.000	10/01/34	2,245,575
2,000,000	(b)	Virgin Islands Public Finance Authority, Revenue Bonds, Frenchman’s Reef Hotel Development Hotel Occupancy Series 2024A	6.000	04/01/53	1,986,830
800,000	(a)	Virgin Islands Transportation & Infrastructure Corporation, Virgin Islands, Grant Anticipation Revenue Bonds, Federal Highway Grant Anticipation Revenue Loan Note, Series 2025	5.000	09/01/43	816,430
2,000,000		Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century Collage & Equipment Programs, Series 2023A	5.000	02/01/41	2,121,735
1,000,000		Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Series 2016A	3.000	02/01/28	997,179
2,000,000		Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Series 2024A	4.000	02/01/44	1,830,771
500,000		Virginia Gateway Community Development Authority, Prince William County, Virginia, Special Assessment Refunding Bonds, Series 2012	5.000	03/01/30	496,629
2,000,000		Virginia Port Authority, Commonwealth Port Fund Revenue Bonds, Series 2023A	5.250	07/01/48	2,089,138
1,250,000		Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2019B, (AMT)	5.000	08/01/31	1,317,576
2,500,000		Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2019B, (AMT)	4.000	08/01/35	2,406,064
2,500,000		Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2022B	5.000	08/01/52	2,557,126
25,000		Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Financing Program, Series 2012A	5.000	11/01/42	25,017
1,000,000		Virginia Resources Authority, State Moral Obligation Revenue Bonds, Pooled Financing Program, Series 2024A	4.250	11/01/49	946,760
1,330,000	(b)	Virginia Small Business Financing Authority, Tourism Development Financing Program Revenue Bonds, Virginia Beach Oceanfront South Hotel Project, Senior Series 2020A-1	8.000	10/01/43	1,279,724
1,000,000		Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2017	4.000	05/15/42	928,296
2,000,000		Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds, Green Series 2021A	4.000	07/15/43	1,815,999
9,530,000		Washington Metropolitan Area Transit Authority, Second Lien Dedicated Revenue Bonds, Sustainability- Climate Transition, Series 2024A	5.250	07/15/59	9,770,001

		TOTAL TAX OBLIGATION/LIMITED			90,679,389

		TRANSPORTATION - 23.4%
350,000		Capital Region Airport Commission, Virginia, Airport Revenue Bonds, Refunding Series 2016A	4.000	07/01/36	347,385
3,580,000		Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016 - AGM Insured	5.000	07/01/41	3,597,354
1,830,000		Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016	5.000	07/01/46	1,806,455
3,000,000		Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016	5.000	07/01/51	2,924,836

See Notes to Financial Statements.	53

Portfolio of Investments May 31, 2025 (continued)

Virginia

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE
	TRANSPORTATION (continued)
$3,000,000	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B	4.750%	07/15/32	$3,086,925
1,055,000	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B	4.875	07/15/40	1,054,154
1,755,000	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B - AGM Insured	4.875	07/15/40	1,781,354
2,695,000	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Refunding Series 2024 - AGM Insured	4.000	07/15/47	2,404,225
1,610,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B	4.000	10/01/49	1,369,578
2,500,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B - AGM Insured	4.000	10/01/53	2,134,451
2,000,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2022A - AGM Insured	4.000	10/01/52	1,686,554
4,200,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B - AGC Insured	0.000	10/01/26	4,013,598
5,850,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B - AGC Insured	0.000	10/01/34	3,960,250
13,000,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B - AGC Insured	0.000	10/01/36	7,901,213
3,300,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B	6.500	10/01/44	3,501,749
1,000,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Forward Delivery Refunding Series 2020A, (AMT)	5.000	10/01/32	1,056,172
4,100,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2016A, (AMT)	5.000	10/01/35	4,125,853
625,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2017, (AMT)	5.000	10/01/34	634,078
3,000,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2017, (AMT)	5.000	10/01/42	2,968,089
3,000,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A, (AMT)	5.000	10/01/31	3,104,759
3,345,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A, (AMT)	5.000	10/01/37	3,386,536
4,000,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2019A, (AMT)	5.000	10/01/38	4,068,808
1,450,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2023A, (AMT)	5.250	10/01/42	1,485,097
2,985,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Refunding Series 2023A, (AMT)	5.250	10/01/48	3,018,956
65,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000	08/01/26	64,999
595,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, (AMT)	5.000	08/01/31	592,778
1,000,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2019	5.000	07/01/37	1,040,196
2,740,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2019	5.000	07/01/43	2,767,709
2,045,000	Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series 2016B, (AMT)	5.000	07/01/34	2,060,475

54	See Notes to Financial Statements.

PRINCIPAL	DESCRIPTION	RATE	MATURITY	VALUE
	TRANSPORTATION (continued)
$2,000,000	Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series 2016B, (AMT)	5.000%	07/01/41	$1,973,952
5,825,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/49	5,513,327
3,750,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/52	3,501,023
3,975,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, (AMT)	5.000	12/31/56	3,676,684
1,265,000	Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	07/01/34	1,310,173
1,000,000	Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	07/01/35	1,029,649
3,200,000	Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	01/01/37	3,265,967
1,640,000	Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	07/01/37	1,669,971
2,000,000	Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	4.000	01/01/42	1,753,165
5,500,000	Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	12/31/47	5,518,223
2,500,000	Virginia Small Business Financing Authority, Revenue Bonds, 95 Express Lanes LLC Project, Refunding Senior Lien Series 2022, (AMT)	5.000	12/31/57	2,428,131
2,365,000	Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022, (AMT)	4.000	01/01/33	2,316,812
1,000,000	Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022, (AMT)	4.000	01/01/38	932,272
2,500,000	Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022, (AMT)	4.000	01/01/39	2,304,157
5,000,000	Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022, (AMT)	3.000	01/01/41	3,834,422
1,000,000	Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022, (AMT)	3.000	01/01/41	785,133
1,400,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2017B	5.000	07/01/37	1,417,164
1,000,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018	5.000	07/01/37	1,012,260
5,000,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018	5.000	07/01/43	5,011,601

	TOTAL TRANSPORTATION			121,198,672

	U.S. GUARANTEED - 3.1% (c)
1,000,000	Fairfax County Economic Development Authority, Virginia, County Facilities Revenue Bonds, Refunding Series 2017B, (Pre-refunded 10/01/27)	5.000	10/01/34	1,050,275
1,400,000	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Subordinate Series 2018A, (Pre-refunded 10/01/27)	5.000	10/01/40	1,468,767
2,100,000	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Subordinate Series 2018A, (Pre-refunded 10/01/27)	5.000	10/01/42	2,203,150
1,770,000	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Subordinate Series 2018A, (Pre-refunded 10/01/27)	5.000	10/01/43	1,856,941

See Notes to Financial Statements.	55

Portfolio of Investments May 31, 2025 (continued)

Virginia

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		U.S. GUARANTEED (c) (continued)
$1,760,000		Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series 2018A, (Pre-refunded 1/01/28)	5.500%	07/01/57	$1,876,943
5,250,000		Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, (Pre-refunded 10/01/26) - AGC Insured	6.500	10/01/41	5,491,782
1,655,000		Virginia Small Business Financing Authority, Environmental Facilities Revenue Bonds (Pure Salmon Virginia LLC Project), Escrow Refinancing Series 2022, (AMT), (Mandatory Put 11/20/25)	4.000	11/01/52	1,655,395
890,000		Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2015B, (Pre-refunded 8/15/25)	0.000	08/15/48	342,798

		TOTAL U.S. GUARANTEED			15,946,051

		UTILITIES - 7.1%
770,000		Alexandria Sanitation Authority, Virginia, Wastewater Revenue Bonds, Alexrenew Green Series 2024	5.000	07/15/54	793,146
4,300,000		Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, (Mandatory Put 7/01/33)	4.750	01/01/35	4,390,362
1,000,000		Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Refunding Series 2024A	5.000	11/01/39	1,091,234
2,250,000		Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Series 2024B	5.000	07/01/49	2,337,234
3,765,000		Loudoun County Sanitation Authority, Virginia, Water and Sewer System Revenue Bonds, Refunding Series 2021	4.000	01/01/33	3,929,625
1,000,000		Loudoun County Sanitation Authority, Virginia, Water and Sewer System Revenue Bonds, Refunding Series 2024	3.000	01/01/42	819,760
2,715,000		Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2017	5.000	11/01/42	2,756,385
3,000,000		Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2024	5.000	11/01/44	3,170,529
1,000,000		Prince William County Service Authority, Virginia, Water and Sewer System Revenue Bonds, Refunding Series 2025	5.000	07/15/42	1,068,544
1,290,000		Prince William County Service Authority, Virginia, Water and Sewer System Revenue Bonds, Refunding Series 2025	5.000	07/15/45	1,359,648
4,500,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A	5.000	07/01/47	4,270,066
2,000,000	(b)	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B	4.000	07/01/42	1,714,260
1,000,000		Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2016A	4.000	01/15/40	951,086
1,000,000		Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2023C	5.000	01/15/47	1,041,946
3,925,000		Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Refunding Series 2014B	4.000	10/01/27	3,927,199
3,500,000	(b)	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, (AMT), (Mandatory Put 7/01/38)	5.000	01/01/48	3,366,261

		TOTAL UTILITIES			36,987,285

		TOTAL MUNICIPAL BONDS (Cost $521,913,557)			504,201,728

		TOTAL LONG-TERM INVESTMENTS (Cost $521,913,557)			504,201,728

		OTHER ASSETS & LIABILITIES, NET - 2.7%			14,028,485

		NET ASSETS - 100%			$518,230,213

AMT	Alternative Minimum Tax

(a)	When-issued or delayed delivery security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $43,784,284 or 8.7% of Total Investments.
(c)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

56	See Notes to Financial Statements.

Statement of Assets and Liabilities

May 31, 2025	Arizona	Colorado	Maryland	New Mexico	Pennsylvania	Virginia
ASSETS
Long-term investments, at value†	$153,079,546	$445,342,075	$234,893,885	$65,191,003	$324,635,335	$504,201,728
Short-term investments, at value◇	–	–	–	385,000	–	–
Cash	4,312,727	170,632	2,744,096	1,837,902	1,840,388	8,639,385
Receivables:
Interest	2,867,442	8,088,803	3,926,255	1,003,148	4,212,960	7,484,186
Investments sold	5,000	4,533,244	795,000	–	1,334,404	452,187
Reimbursement from Adviser	–	–	10,563	4,345	–	24,093
Shares sold	401,394	870,104	458,264	18,101	492,812	651,455
Sale of Vistra Vision interest#(1)	–	–	–	–	12,047,069	–
Other	6,221	14,090	8,593	4,483	22,140	29,855

Total assets	160,672,330	459,018,948	242,836,656	68,443,982	344,585,108	521,482,889
LIABILITIES
Payables:
Management fees	67,184	192,224	99,105	28,901	144,591	215,755
Dividends	103,096	160,549	224,290	40,199	276,027	435,460
Interest	343	1,020	574	148	899	1,111
Investments purchased - when-issued/delayed- delivery settlement	962,847	–	7,094,110	265,700	–	1,435,958
Shares redeemed	484,597	790,976	428,725	71,929	500,066	970,344
Vistra Vision sale transactions costs(1)	–	–	–	–	281,403	–
Accrued expenses:
Custodian fees	22,853	39,164	27,271	13,795	43,881	37,821
Trustees fees	3,500	13,232	6,244	1,537	20,254	28,556
Professional fees	4,506	10,397	6,349	2,694	9,005	11,186
Shareholder reporting expenses	7,864	12,387	9,407	6,110	13,743	14,216
Shareholder servicing agent fees	14,503	43,540	29,271	6,374	51,888	63,045
12b-1 distribution and service fees	13,978	32,689	17,418	7,258	30,622	37,995
Other	1,019	1,633	982	521	4,225	1,229

Total liabilities	1,686,290	1,297,811	7,943,746	445,166	1,376,604	3,252,676
Net assets	$158,986,040	$457,721,137	$234,892,910	$67,998,816	$343,208,504	$518,230,213

NET ASSETS CONSIST OF:
Paid-in capital	$180,610,290	$515,866,329	$270,467,995	$77,439,359	$390,699,166	$588,858,360
Total distributable earnings (loss)	(21,624,250)	(58,145,192)	(35,575,085)	(9,440,543)	(47,490,662)	(70,628,147)
Net assets	$158,986,040	$457,721,137	$234,892,910	$67,998,816	$343,208,504	$518,230,213

† Long-term investments, cost	$160,890,337	$459,828,972	$247,954,220	$68,881,759	$359,778,443	$521,913,557
◇ Short-term investments, cost	$—	$—	$—	$385,000	$—	$—
# Net of discount of	$–	$–	$–	$–	$743,985	$–

(1)	Refer to Note 4 of the Notes to Financial Statements for more information.

See Notes to Financial Statements

57

Statement of Assets and Liabilities (continued)

	Arizona	Colorado	Maryland	New Mexico	Pennsylvania	Virginia
CLASS A:
Net assets	$71,781,272	$163,466,388	$86,700,474	$39,323,684	$144,555,964	$189,157,111
Shares outstanding	7,346,509	16,823,069	9,118,184	4,223,778	14,712,758	19,112,236
Net asset value (“NAV”) per share	$9.77	$9.72	$9.51	$9.31	$9.83	$9.90
Maximum sales charge	4.20%	4.20%	4.20%	4.20%	4.20%	4.20%
Offering price per share (NAV per share plus maximum sales charge)	$10.20	$10.15	$9.93	$9.72	$10.26	$10.33
CLASS C:
Net assets	$2,491,598	$5,694,277	$2,986,780	$681,828	$6,995,731	$6,605,868
Shares outstanding	255,163	586,921	315,277	73,104	714,703	668,014
NAV and offering price per share	$9.76	$9.70	$9.47	$9.33	$9.79	$9.89
CLASS I:
Net assets	$84,713,170	$288,560,472	$145,205,656	$27,993,304	$191,656,809	$322,467,234
Shares outstanding	8,653,311	29,710,310	15,278,363	2,992,705	19,538,561	32,654,992
NAV and offering price per share	$9.79	$9.71	$9.50	$9.35	$9.81	$9.87
Authorized shares - per class	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$0.01	$0.01	$0.01	$0.01	$0.01	$0.01

See Notes to Financial Statements

58

Statement of Operations

Year Ended May 31, 2025	Arizona	Colorado	Maryland	New Mexico

INVESTMENT INCOME
Interest	$6,499,307	$20,775,921	$11,179,135	$2,743,917
Total investment income	6,499,307	20,775,921	11,179,135	2,743,917

EXPENSES
Management fees	843,100	2,415,813	1,326,910	350,016
12b-1 service fees - Class A	144,965	334,090	179,174	79,809
12b-1 distribution and service fees - Class C	28,246	71,928	34,773	9,745
Shareholder servicing agent fees - Class A	23,904	57,691	33,631	13,108
Shareholder servicing agent fees - Class C	928	2,475	1,297	316
Shareholder servicing agent fees - Class I	30,279	109,277	64,295	9,246
Interest expense	50,201	59,678	112,188	10,572
Trustees fees	6,495	19,014	10,161	2,672
Custodian expenses, net	8,756	42,114	36,395	19,458
Registration fees	12,291	5,703	10,631	5,514
Professional fees	48,093	60,626	52,551	44,514
Shareholder reporting expenses	27,307	34,338	30,150	25,375
Other	13,555	16,733	13,870	12,258
Total expenses before fee waiver/expense reimbursement	1,238,120	3,229,480	1,906,026	582,603
Fee waiver/expense reimbursement	—	—	(10,563)	(4,345)
Net expenses	1,238,120	3,229,480	1,895,463	578,258

Net investment income (loss)	5,261,187	17,546,441	9,283,672	2,165,659

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	(1,149,896)	(2,369,845)	(2,533,039)	(210,459)
Net realized gain (loss)	(1,149,896)	(2,369,845)	(2,533,039)	(210,459)
Change in unrealized appreciation (depreciation) on:
Investments	(3,141,759)	(10,838,587)	(2,777,641)	(1,349,497)
Net change in unrealized appreciation (depreciation)	(3,141,759)	(10,838,587)	(2,777,641)	(1,349,497)

Net realized and unrealized gain (loss)	(4,291,655)	(13,208,432)	(5,310,680)	(1,559,956)

Net increase (decrease) in net assets from operations	$969,532	$4,338,009	$3,972,992	$605,703

See Notes to Financial Statements

59

Statement of Operations (continued)

Year Ended May 31, 2025	Pennsylvania	Virginia

INVESTMENT INCOME
Interest	$15,810,703	$22,429,401
Total investment income	15,810,703	22,429,401

EXPENSES
Management fees	1,980,257	2,629,997
12b-1 service fees - Class A	302,626	390,591
12b-1 distribution and service fees - Class C	81,177	81,006
Shareholder servicing agent fees - Class A	73,605	81,163
Shareholder servicing agent fees - Class C	3,942	3,349
Shareholder servicing agent fees - Class I	116,262	138,432
Interest expense	123,154	141,083
Trustees fees	15,182	20,607
Custodian expenses, net	53,632	90
Registration fees	6,582	7,409
Professional fees	57,970	62,805
Shareholder reporting expenses	35,845	38,391
Other	25,432	16,145
Total expenses before fee waiver/expense reimbursement	2,875,666	3,611,068
Fee waiver/expense reimbursement	—	(251,819)
Net expenses	2,875,666	3,359,249

Net investment income (loss)	12,935,037	19,070,152
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	4,257,096	(2,890,568)
Swap contracts	(5,725,179)	—
Net realized gain (loss)	(1,468,083)	(2,890,568)
Change in unrealized appreciation (depreciation) on:
Investments	(10,112,857)	(12,749,020)
Net change in unrealized appreciation (depreciation)	(10,112,857)	(12,749,020)

Net realized and unrealized gain (loss)	(11,580,940)	(15,639,588)

Net increase (decrease) in net assets from operations	$1,354,097	$3,430,564

See Notes to Financial Statements

60

Statement of Changes in Net Assets

	Arizona		Colorado
	Year Ended 5/31/25	Year Ended 5/31/24	Year Ended 5/31/25	Year Ended 5/31/24
OPERATIONS
Net investment income (loss)	$5,261,187	$4,894,501	$17,546,441	$15,529,823
Net realized gain (loss)	(1,149,896)	(3,268,948)	(2,369,845)	(8,304,890)
Net change in unrealized appreciation (depreciation)	(3,141,759)	3,243,515	(10,838,587)	5,132,483

Net increase (decrease) in net assets from operations	969,532	4,869,068	4,338,009	12,357,416

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(2,191,609)	(2,041,803)	(5,704,527)	(5,313,124)
Class C	(62,336)	(68,318)	(185,437)	(247,589)
Class I	(2,954,631)	(2,728,774)	(11,386,775)	(10,019,062)

Total distributions	(5,208,576)	(4,838,895)	(17,276,739)	(15,579,775)

FUND SHARE TRANSACTIONS
Subscriptions	50,674,249	54,601,151	139,949,565	174,556,261
Reinvestments of distributions	4,049,146	3,851,761	15,407,531	13,756,608
Redemptions	(48,771,040)	(73,512,692)	(154,679,694)	(171,838,071)

Net increase (decrease) from Fund share transactions	5,952,355	(15,059,780)	677,402	16,474,798
Net increase (decrease) in net assets	1,713,311	(15,029,607)	(12,261,328)	13,252,439
Net assets at the beginning of period	157,272,729	172,302,336	469,982,465	456,730,026

Net assets at the end of period	$158,986,040	$157,272,729	$457,721,137	$469,982,465

See Notes to Financial Statements

61

Statement of Changes in Net Assets (continued)

	Maryland		New Mexico
	Year Ended 5/31/25	Year Ended 5/31/24	Year Ended 5/31/25	Year Ended 5/31/24
OPERATIONS
Net investment income (loss)	$9,283,672	$8,336,603	$2,165,659	$2,229,254
Net realized gain (loss)	(2,533,039)	(4,487,675)	(210,459)	(755,623)
Net change in unrealized appreciation (depreciation)	(2,777,641)	1,765,702	(1,349,497)	672,287

Net increase (decrease) in net assets from operations	3,972,992	5,614,630	605,703	2,145,918

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(3,038,032)	(2,779,670)	(1,237,278)	(1,325,942)
Class C	(88,858)	(108,434)	(22,393)	(29,070)
Class I	(6,148,401)	(5,323,162)	(925,932)	(904,790)

Total distributions	(9,275,291)	(8,211,266)	(2,185,603)	(2,259,802)

FUND SHARE TRANSACTIONS
Subscriptions	79,684,474	128,139,990	12,865,775	16,617,821
Reinvestments of distributions	6,603,847	5,932,786	1,730,240	1,818,858
Redemptions	(110,404,873)	(117,602,037)	(13,282,138)	(26,751,236)

Net increase (decrease) from Fund share transactions	(24,116,552)	16,470,739	1,313,877	(8,314,557)
Net increase (decrease) in net assets	(29,418,851)	13,874,103	(266,023)	(8,428,441)
Net assets at the beginning of period	264,311,761	250,437,658	68,264,839	76,693,280

Net assets at the end of period	$234,892,910	$264,311,761	$67,998,816	$68,264,839

See Notes to Financial Statements

62

	Pennsylvania		Virginia
	Year Ended 5/31/25	Year Ended 5/31/24	Year Ended 5/31/25	Year Ended 5/31/24
OPERATIONS
Net investment income (loss)	$12,935,037	$12,408,774	$19,070,152	$16,317,377
Net realized gain (loss)	(1,468,083)	(4,682,445)	(2,890,568)	(4,450,432)
Net change in unrealized appreciation (depreciation)	(10,112,857)	5,769,652	(12,749,020)	2,350,718

Net increase (decrease) in net assets from operations	1,354,097	13,495,981	3,430,564	14,217,663

DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A	(4,784,404)	(4,647,501)	(6,628,679)	(6,115,410)
Class C	(190,251)	(214,530)	(208,731)	(253,955)
Class I	(8,036,664)	(7,437,863)	(11,917,723)	(10,006,166)

Total distributions	(13,011,319)	(12,299,894)	(18,755,133)	(16,375,531)

FUND SHARE TRANSACTIONS
Subscriptions	84,817,129	147,889,479	173,229,928	210,223,640
Reinvestments of distributions	9,995,530	9,497,803	13,773,758	12,411,477
Redemptions	(152,858,105)	(194,285,685)	(164,976,899)	(201,556,878)

Net increase (decrease) from Fund share transactions	(58,045,446)	(36,898,403)	22,026,787	21,078,239
Net increase (decrease) in net assets	(69,702,668)	(35,702,316)	6,702,218	18,920,371
Net assets at the beginning of period	412,911,172	448,613,488	511,527,995	492,607,624

Net assets at the end of period	$343,208,504	$412,911,172	$518,230,213	$511,527,995

See Notes to Financial Statements

63

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Arizona
Class A
5/31/25	$10.01	$0.31	$(0.24)	$0.07	$(0.31)	$—	$(0.31)	$9.77
5/31/24	9.95	0.29	0.06	0.35	(0.29)	—	(0.29)	10.01
5/31/23	10.31	0.26	(0.37)	(0.11)	(0.25)	—	(0.25)	9.95
5/31/22	11.36	0.22	(1.05)	(0.83)	(0.22)	—	(0.22)	10.31
5/31/21	11.03	0.25	0.35	0.60	(0.27)	—	(0.27)	11.36
Class C
5/31/25	10.01	0.23	(0.26)	(0.03)	(0.22)	—	(0.22)	9.76
5/31/24	9.94	0.21	0.07	0.28	(0.21)	—	(0.21)	10.01
5/31/23	10.31	0.18	(0.38)	(0.20)	(0.17)	—	(0.17)	9.94
5/31/22	11.35	0.13	(1.04)	(0.91)	(0.13)	—	(0.13)	10.31
5/31/21	11.03	0.16	0.34	0.50	(0.18)	—	(0.18)	11.35
Class I
5/31/25	10.03	0.33	(0.24)	0.09	(0.33)	—	(0.33)	9.79
5/31/24	9.97	0.31	0.06	0.37	(0.31)	—	(0.31)	10.03
5/31/23	10.33	0.28	(0.37)	(0.09)	(0.27)	—	(0.27)	9.97
5/31/22	11.38	0.24	(1.05)	(0.81)	(0.24)	—	(0.24)	10.33
5/31/21	11.06	0.28	0.33	0.61	(0.29)	—	(0.29)	11.38

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

64

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Expenses Including Interest(c)	Expenses Excluding Interest	NII (Loss)	Portfolio Turnover Rate

0.60%	$71,781	0.84%	0.81%	3.05%	20%
3.59	70,877	0.83	0.82	2.95	16
(1.03)	72,638	0.82	0.82	2.61	22
(7.46)	71,380	0.81	0.80	2.00	16
5.44	87,105	0.82	0.81	2.24	4

(0.32)	2,492	1.64	1.61	2.24	20
2.85	3,151	1.63	1.62	2.15	16
(1.91)	3,211	1.62	1.62	1.79	22
(8.12)	4,362	1.61	1.60	1.20	16
4.52	5,474	1.62	1.61	1.45	4

0.79	84,713	0.64	0.61	3.25	20
3.78	83,244	0.63	0.62	3.14	16
(0.83)	96,453	0.62	0.62	2.80	22
(7.25)	100,535	0.61	0.60	2.20	16
5.56	113,625	0.62	0.61	2.44	4

See Notes to Financial Statements

65

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Colorado
Class A
5/31/25	$9.97	$0.35	$(0.26)	$0.09	$(0.34)	$—	$(0.34)	$9.72
5/31/24	9.99	0.33	(0.02)	0.31	(0.33)	—	(0.33)	9.97
5/31/23	10.33	0.28	(0.35)	(0.07)	(0.27)	—	(0.27)	9.99
5/31/22	11.34	0.22	(1.03)	(0.81)	(0.20)	—	(0.20)	10.33
5/31/21	11.03	0.23	0.31	0.54	(0.23)	—	(0.23)	11.34
Class C
5/31/25	9.95	0.27	(0.26)	0.01	(0.26)	—	(0.26)	9.70
5/31/24	9.97	0.25	(0.02)	0.23	(0.25)	—	(0.25)	9.95
5/31/23	10.31	0.20	(0.35)	(0.15)	(0.19)	—	(0.19)	9.97
5/31/22	11.32	0.13	(1.03)	(0.90)	(0.11)	—	(0.11)	10.31
5/31/21	11.01	0.14	0.31	0.45	(0.14)	—	(0.14)	11.32
Class I
5/31/25	9.96	0.37	(0.26)	0.11	(0.36)	—	(0.36)	9.71
5/31/24	9.98	0.35	(0.02)	0.33	(0.35)	—	(0.35)	9.96
5/31/23	10.32	0.30	(0.35)	(0.05)	(0.29)	—	(0.29)	9.98
5/31/22	11.33	0.24	(1.03)	(0.79)	(0.22)	—	(0.22)	10.32
5/31/21	11.02	0.25	0.31	0.56	(0.25)	—	(0.25)	11.33

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

66

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Expenses Including Interest(c)	Expenses Excluding Interest	NII (Loss)	Portfolio Turnover Rate

0.88%	$163,466	0.77%	0.76%	3.46%	15%
3.18	161,545	0.79	0.78	3.30	30
(0.63)	163,150	0.78	0.78	2.84	41
(7.26)	179,414	0.77	0.77	1.97	18
4.94	229,010	0.77	0.77	2.03	4

0.04	5,694	1.57	1.56	2.64	15
2.33	8,293	1.59	1.58	2.49	30
(1.44)	11,383	1.58	1.58	2.02	41
(8.03)	15,955	1.57	1.57	1.17	18
4.12	20,174	1.57	1.57	1.23	4

1.06	288,560	0.57	0.56	3.65	15
3.36	300,145	0.59	0.58	3.50	30
(0.44)	282,198	0.58	0.58	3.03	41
(7.07)	300,135	0.57	0.57	2.18	18
5.16	321,648	0.57	0.57	2.22	4

See Notes to Financial Statements

67

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Maryland
Class A
5/31/25	$9.72	$0.33	$(0.21)	$0.12	$(0.33)	$—	$(0.33)	$9.51
5/31/24	9.71	0.32	— (e)	0.32	(0.31)	—	(0.31)	9.72
5/31/23	10.10	0.29	(0.41)	(0.12)	(0.27)	—	(0.27)	9.71
5/31/22	11.13	0.24	(1.04)	(0.80)	(0.23)	—	(0.23)	10.10
5/31/21	10.68	0.26	0.45	0.71	(0.26)	—	(0.26)	11.13
Class C
5/31/25	9.68	0.25	(0.21)	0.04	(0.25)	—	(0.25)	9.47
5/31/24	9.67	0.24	— (e)	0.24	(0.23)	—	(0.23)	9.68
5/31/23	10.06	0.21	(0.41)	(0.20)	(0.19)	—	(0.19)	9.67
5/31/22	11.08	0.16	(1.04)	(0.88)	(0.14)	—	(0.14)	10.06
5/31/21	10.63	0.18	0.44	0.62	(0.17)	—	(0.17)	11.08
Class I
5/31/25	9.72	0.35	(0.22)	0.13	(0.35)	—	(0.35)	9.50
5/31/24	9.70	0.34	0.01	0.35	(0.33)	—	(0.33)	9.72
5/31/23	10.10	0.30	(0.41)	(0.11)	(0.29)	—	(0.29)	9.70
5/31/22	11.13	0.27	(1.04)	(0.77)	(0.26)	—	(0.26)	10.10
5/31/21	10.68	0.29	0.44	0.73	(0.28)	—	(0.28)	11.13

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

(d)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.
(e)	Value rounded to zero.

68

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses Including Interest(c)	Gross Expenses Excluding Interest	Net Expenses Including Interest(c),(d)	Net Expenses Excluding Interest(d)	NII (Loss)(d)	Portfolio Turnover Rate

1.21%	$86,700	0.84%	0.80%	0.83%	0.79%	3.39%	23%
3.37	88,743	0.83	0.80	0.83	—	3.27	18
(1.11)	88,766	0.80	0.80	0.80	—	2.92	23
(7.27)	96,337	0.78	0.78	0.79	—	2.25	22
6.72	116,909	0.80	0.80	0.80	—	2.40	9

0.37	2,987	1.64	1.60	1.63	1.59	2.58	23
2.56	3,963	1.63	1.60	1.64	—	2.47	18
(1.94)	5,111	1.60	1.60	1.60	—	2.12	23
(7.98)	7,861	1.58	1.58	1.59	—	1.45	22
5.88	10,445	1.60	1.60	1.60	—	1.61	9

1.29	145,206	0.63	0.59	0.63	0.59	3.57	23
3.70	171,606	0.63	0.60	0.63	—	3.46	18
(1.02)	156,560	0.60	0.60	0.60	—	3.12	23
(7.06)	167,055	0.58	0.58	0.59	—	2.45	22
6.93	175,495	0.60	0.60	0.60	—	2.59	9

See Notes to Financial Statements

69

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
New Mexico
Class A
5/31/25	$9.52	$0.29	$(0.20)	$0.09	$(0.30)	$—	$(0.30)	$9.31
5/31/24	9.50	0.28	0.03	0.31	(0.29)	—	(0.29)	9.52
5/31/23	9.85	0.26	(0.37)	(0.11)	(0.24)	—	(0.24)	9.50
5/31/22	10.75	0.23	(0.90)	(0.67)	(0.23)	—	(0.23)	9.85
5/31/21	10.53	0.25	0.22	0.47	(0.25)	—	(0.25)	10.75
Class C
5/31/25	9.54	0.22	(0.21)	0.01	(0.22)	—	(0.22)	9.33
5/31/24	9.51	0.21	0.03	0.24	(0.21)	—	(0.21)	9.54
5/31/23	9.87	0.18	(0.37)	(0.19)	(0.17)	—	(0.17)	9.51
5/31/22	10.77	0.15	(0.91)	(0.76)	(0.14)	—	(0.14)	9.87
5/31/21	10.55	0.17	0.21	0.38	(0.16)	—	(0.16)	10.77
Class I
5/31/25	9.57	0.32	(0.22)	0.10	(0.32)	—	(0.32)	9.35
5/31/24	9.54	0.30	0.04	0.34	(0.31)	—	(0.31)	9.57
5/31/23	9.90	0.28	(0.37)	(0.09)	(0.27)	—	(0.27)	9.54
5/31/22	10.81	0.25	(0.91)	(0.66)	(0.25)	—	(0.25)	9.90
5/31/21	10.58	0.27	0.23	0.50	(0.27)	—	(0.27)	10.81

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

(d)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

70

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses Including Interest(c)	Gross Expenses Excluding Interest	Net Expenses Including Interest(c),(d)	Net Expenses Excluding Interest(d)	NII (Loss)(d)	Portfolio Turnover Rate

0.87%	$39,324	0.92%	0.90%	0.91%	0.89%	3.07%	16%
3.31	40,136	0.90	0.88	0.90	—	2.99	6
(1.05)	46,298	0.87	0.86	0.87	—	2.72	17
(6.35)	57,918	0.84	0.84	0.84	—	2.21	15
4.48	62,010	0.85	0.85	0.85	—	2.36	10

0.08	682	1.72	1.70	1.71	1.69	2.26	16
2.59	1,195	1.70	1.68	1.70	—	2.19	6
(1.93)	1,516	1.67	1.66	1.67	—	1.92	17
(7.08)	1,915	1.64	1.64	1.64	—	1.41	15
3.66	2,592	1.65	1.65	1.65	—	1.56	10

0.97	27,993	0.72	0.70	0.71	0.69	3.27	16
3.60	26,934	0.70	0.68	0.70	—	3.18	6
(0.91)	28,879	0.67	0.66	0.67	—	2.92	17
(6.20)	29,677	0.64	0.64	0.64	—	2.41	15
4.79	33,372	0.65	0.65	0.65	—	2.56	10

See Notes to Financial Statements

71

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Pennsylvania
Class A
5/31/25	$10.16	$0.32	$(0.33)	$(0.01)	$(0.32)	$—	$(0.32)	$9.83
5/31/24	10.05	0.29	0.11	0.40	(0.29)	—	(0.29)	10.16
5/31/23	10.54	0.26	(0.50)	(0.24)	(0.25)	—	(0.25)	10.05
5/31/22	11.44	0.24	(0.92)	(0.68)	(0.22)	—	(0.22)	10.54
5/31/21	11.19	0.25	0.31	0.56	(0.26)	(0.05)	(0.31)	11.44
Class C
5/31/25	10.12	0.24	(0.33)	(0.09)	(0.24)	—	(0.24)	9.79
5/31/24	10.01	0.21	0.10	0.31	(0.20)	—	(0.20)	10.12
5/31/23	10.50	0.17	(0.49)	(0.32)	(0.17)	—	(0.17)	10.01
5/31/22	11.39	0.15	(0.91)	(0.76)	(0.13)	—	(0.13)	10.50
5/31/21	11.14	0.16	0.31	0.47	(0.17)	(0.05)	(0.22)	11.39
Class I
5/31/25	10.14	0.34	(0.33)	0.01	(0.34)	—	(0.34)	9.81
5/31/24	10.03	0.31	0.10	0.41	(0.30)	—	(0.30)	10.14
5/31/23	10.52	0.28	(0.50)	(0.22)	(0.27)	—	(0.27)	10.03
5/31/22	11.42	0.26	(0.91)	(0.65)	(0.25)	—	(0.25)	10.52
5/31/21	11.17	0.27	0.31	0.58	(0.28)	(0.05)	(0.33)	11.42

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

72

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Expenses Including Interest(c)	Expenses Excluding Interest	NII (Loss)	Portfolio Turnover Rate

(0.14)%	$144,556	0.82%	0.79%	3.14%	28%
4.00	153,548	0.81	0.79	2.85	30
(2.27)	174,354	0.80	0.79	2.53	6
(6.02)	200,786	0.76	0.76	2.12	17
5.07	199,228	0.77	0.77	2.23	16

(0.96)	6,996	1.62	1.59	2.33	28
3.17	9,453	1.61	1.59	2.04	30
(3.07)	12,749	1.60	1.59	1.73	6
(6.71)	17,063	1.56	1.56	1.31	17
4.26	20,858	1.57	1.57	1.43	16

0.04	191,657	0.62	0.59	3.31	28
4.19	249,910	0.61	0.59	3.04	30
(2.07)	261,510	0.60	0.59	2.72	6
(5.83)	310,585	0.56	0.56	2.32	17
5.30	329,936	0.57	0.57	2.43	16

See Notes to Financial Statements

73

Financial Highlights (continued)

The following data is for a share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Total	Net Asset Value, End of Period
Virginia
Class A
5/31/25	$10.19	$0.35	$(0.29)	$0.06	$(0.35)	$—	$(0.35)	$9.90
5/31/24	10.17	0.33	0.03	0.36	(0.34)	—	(0.34)	10.19
5/31/23	10.54	0.30	(0.40)	(0.10)	(0.27)	—	(0.27)	10.17
5/31/22	11.65	0.24	(1.12)	(0.88)	(0.23)	—	(0.23)	10.54
5/31/21	11.28	0.25	0.38	0.63	(0.26)	—	(0.26)	11.65
Class C
5/31/25	10.18	0.27	(0.29)	(0.02)	(0.27)	—	(0.27)	9.89
5/31/24	10.16	0.25	0.02	0.27	(0.25)	—	(0.25)	10.18
5/31/23	10.53	0.20	(0.38)	(0.18)	(0.19)	—	(0.19)	10.16
5/31/22	11.64	0.15	(1.12)	(0.97)	(0.14)	—	(0.14)	10.53
5/31/21	11.27	0.16	0.38	0.54	(0.17)	—	(0.17)	11.64
Class I
5/31/25	10.16	0.37	(0.29)	0.08	(0.37)	—	(0.37)	9.87
5/31/24	10.14	0.35	0.02	0.37	(0.35)	—	(0.35)	10.16
5/31/23	10.51	0.32	(0.40)	(0.08)	(0.29)	—	(0.29)	10.14
5/31/22	11.62	0.26	(1.12)	(0.86)	(0.25)	—	(0.25)	10.51
5/31/21	11.25	0.27	0.38	0.65	(0.28)	—	(0.28)	11.62

(a)	Based on average shares outstanding.
(b)	Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)

The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

(d)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

74

	Ratio/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Net Assets, End of Period (000)	Gross Expenses Including Interest(c)	Gross Expenses Excluding Interest	Net Expenses Including Interest(c),(d)	Net Expenses Excluding Interest(d)	NII (Loss)(d)	Portfolio Turnover Rate

0.51%	$189,157	0.79%	0.76%	0.74%	0.71%	3.44%	20%
3.55	190,460	0.80	0.78	0.79	0.77	3.28	20
(0.89)	181,817	0.78	0.78	0.78	0.78	2.91	26
(7.68)	211,228	0.76	0.76	0.76	0.76	2.09	27
5.63	266,280	0.77	0.77	0.77	0.77	2.18	6

(0.31)	6,606	1.59	1.56	1.54	1.51	2.63	20
2.72	8,924	1.60	1.58	1.59	1.57	2.47	20
(1.68)	12,028	1.58	1.58	1.58	1.58	2.10	26
(8.42)	16,787	1.56	1.56	1.56	1.56	1.29	27
4.82	21,904	1.57	1.57	1.57	1.57	1.38	6

0.68	322,467	0.59	0.56	0.54	0.51	3.64	20
3.75	312,144	0.60	0.58	0.59	0.57	3.47	20
(0.68)	298,763	0.58	0.58	0.58	0.58	3.10	26
(7.50)	351,852	0.56	0.56	0.56	0.56	2.29	27
5.86	379,172	0.57	0.57	0.57	0.57	2.37	6

See Notes to Financial Statements

75

Notes to Financial Statements

1.  General Information

Trust and Fund Information: The Nuveen Multistate Trust I (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of the Nuveen Arizona Municipal Bond Fund (“Arizona”), Nuveen Colorado Municipal Bond Fund (“Colorado”), Nuveen Maryland Municipal Bond Fund (“Maryland”), Nuveen New Mexico Municipal Bond Fund (“New Mexico”), Nuveen Pennsylvania Municipal Bond Fund (“Pennsylvania”) and Nuveen Virginia Municipal Bond Fund (“Virginia”) (each a “Fund” and collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

Current Fiscal Period: The end of the reporting period for the Funds is May 31, 2025, and the period covered by these Notes to Financial Statements is the fiscal year ended May 31, 2025 (the “current fiscal period”).

Investment Adviser and Sub-Adviser: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub- advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Share Classes and Sales Charges: Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.

2.  Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Custodian Fee Credit: As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Fund	Gross Custodian Fee Credits

Arizona	$36,168

Colorado	34,679

Maryland	17,933

New Mexico	7,748

Pennsylvania	25,361

Virginia	73,562

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

76

Indemnifications: Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.

Multiclass Operations and Allocations: Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Funds adopted ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial positions or the results of their operations.

The officers of the Funds act as the chief operating decision maker (“CODM”). Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3.  Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

77

Notes to Financial Statements (continued)

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Arizona	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$153,079,546	$–	$153,079,546

Total	$–	$153,079,546	$–	$153,079,546

Colorado	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$445,342,075	$–	$445,342,075

Total	$–	$445,342,075	$–	$445,342,075

Maryland	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$234,893,885	$–	$234,893,885

Total	$–	$234,893,885	$–	$234,893,885

New Mexico	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$65,191,003	$–	$65,191,003
Short-Term Investments:
Municipal Bonds	–	385,000	–	385,000

Total	$–	$65,576,003	$–	$65,576,003

Pennsylvania	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$324,635,278	$50	$324,635,328
Variable Rate Senior Loan Interests	–	–	7	7

Total	$–	$324,635,278	$57	$324,635,335

Virginia	Level 1	Level 2	Level 3	Total

Long-Term Investments:
Municipal Bonds	$–	$504,201,728	$–	$504,201,728

Total	$–	$504,201,728	$–	$504,201,728

The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described later in these Notes to Financial Statements. The Funds, where applicable, have a receivable for the sale of their interest in Vistra Vision, which is not reflected in the tables above. The carrying value of this receivable approximates fair value. The “Receivable for sale of Vistra Vision interest” is generally classified as Level 2 and further described in these Notes to Financial Statements.

78

4.  Portfolio Securities

Inverse Floating Rate Securities: Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

During the current fiscal period, the Funds did not have any transactions in self-deposited Inverse Floaters and/or externally-deposited Inverse Floaters.

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales and Maturities

Arizona	$37,107,878	$32,340,684

Colorado	74,560,053	71,919,518

Maryland	59,573,985	77,621,635

New Mexico	10,504,899	11,108,580

79

Notes to Financial Statements (continued)

Fund	Non-U.S. Government Purchases	Non-U.S. Government Sales and Maturities

Pennsylvania	$106,269,918	$178,019,339

Virginia	126,016,155	102,951,590

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Sale of Vistra Vision interests: On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest. In exchange for its interest in Vistra Vision, a Fund will receive proceeds from the sale over a series of payments from Vistra through December 31, 2026. The resulting receivable has been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,” respectively, on the Statement of Assets and Liabilities. During the current fiscal period, Pennsylvania sold its interest back to Vistra and recognized a realized gain of $10,719,476 which is recognized as “Realized gain (loss) from investments” on the Statement of Operations.

5.  Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Total Return Swap Contracts: During the current fiscal period, Pennsylvania used total return swaps to help manage the equity risk of the portfolio’s Vistra Vision exposure.

In a total return swap, one party agrees to pay the other the total return of a defined underlying asset during a specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined baskets of loans and mortgages. The Fund entered into a total return swap involving an underlying index or basket of securities to create exposure to a number of securities in a single trade. An index total return swap can be used by the Fund to assume risk, without the complications of buying the component securities from what may not always be the most liquid of markets.

Total return swap contracts are valued daily. Changes in the value of a total return swap during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” and realized gains and losses are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations.

For over-the-counter (“OTC”) swaps, the daily change in market value of the swap contract, along with any daily interest accrued, are recognized as components of “Unrealized appreciation or depreciation on total return swaps” on the Statement of Assets and Liabilities, where applicable.

As of the end of the reporting period, the Fund did not hold total return swaps.

The average notional amount of Total Return swap contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Swap Contracts Outstanding*

Pennsylvania	$12,520,171

*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding from August 7, 2024 (first swap contract entered) through October 7, 2024 (last swap contract exited).

During the current fiscal period, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

Pennsylvania
Swap contracts	Equity	$(5,725,179)	$–

80

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6.  Fund Shares

Transactions in Fund shares during the current and prior fiscal period were as follows:

	Year Ended 5/31/25		Year Ended 5/31/24
Arizona	Shares	Value	Shares	Value
Subscriptions:
Class A	1,685,759	$16,994,661	1,010,859	$10,159,386
Class C	41,754	417,028	54,618	540,476
Class I	3,280,336	33,262,560	4,410,435	43,901,289
Total subscriptions	5,007,849	50,674,249	5,475,912	54,601,151
Reinvestments of distributions:
Class A	184,165	1,859,859	171,632	1,710,401
Class C	5,537	55,872	6,024	60,001
Class I	210,734	2,133,415	208,860	2,081,359
Total reinvestments of distributions	400,436	4,049,146	386,516	3,851,761
Redemptions:
Class A	(1,602,058)	(16,111,774)	(1,402,185)	(13,925,530)
Class C	(107,076)	(1,077,288)	(68,559)	(687,359)
Class I	(3,135,679)	(31,581,978)	(5,995,019)	(58,899,803)
Total redemptions	(4,844,813)	(48,771,040)	(7,465,763)	(73,512,692)
Net increase (decrease)	563,472	$5,952,355	(1,603,335)	$(15,059,780)

	Year Ended 5/31/25		Year Ended 5/31/24
Colorado	Shares	Value	Shares	Value
Subscriptions:
Class A	3,790,453	$38,135,485	3,174,884	$31,689,116
Class A - automatic conversion of Class C	21,774	220,257	535	5,455
Class C	50,619	513,954	124,879	1,253,659
Class I	10,044,619	101,079,869	14,222,959	141,608,031
Total subscriptions	13,907,465	139,949,565	17,523,257	174,556,261
Reinvestments of distributions:
Class A	548,622	5,515,638	509,786	5,081,126
Class C	17,506	175,880	23,824	236,915
Class I	966,693	9,716,013	847,136	8,438,567
Total reinvestments of distributions	1,532,821	15,407,531	1,380,746	13,756,608
Redemptions:
Class A	(3,740,799)	(37,609,055)	(3,816,370)	(37,844,836)
Class C	(292,588)	(2,943,736)	(456,803)	(4,558,916)
Class C - automatic conversion to Class A	(21,798)	(220,257)	(536)	(5,455)
Class I	(11,425,016)	(113,906,646)	(13,222,136)	(129,428,864)
Total redemptions	(15,480,201)	(154,679,694)	(17,495,845)	(171,838,071)
Net increase (decrease)	(39,915)	$677,402	1,408,158	$16,474,798

81

Notes to Financial Statements (continued)

	Year Ended 5/31/25		Year Ended 5/31/24
Maryland	Shares	Value	Shares	Value
Subscriptions:
Class A	1,086,092	$10,658,455	1,828,895	$17,909,968
Class A - automatic conversion of Class C	1,858	18,286	4,279	42,139
Class C	69,716	688,864	72,863	712,511
Class I	6,996,832	68,318,869	11,340,964	109,475,372
Total subscriptions	8,154,498	79,684,474	13,247,001	128,139,990
Reinvestments of distributions:
Class A	243,464	2,396,209	217,213	2,107,589
Class C	7,165	70,285	8,261	79,865
Class I	419,823	4,137,353	386,076	3,745,332
Total reinvestments of distributions	670,452	6,603,847	611,550	5,932,786
Redemptions:
Class A	(1,340,594)	(13,187,118)	(2,066,530)	(20,054,652)
Class C	(168,954)	(1,664,341)	(196,086)	(1,895,190)
Class C - automatic conversion to Class A	(1,865)	(18,286)	(4,297)	(42,139)
Class I	(9,798,284)	(95,535,128)	(10,199,568)	(95,610,056)
Total redemptions	(11,309,697)	(110,404,873)	(12,466,481)	(117,602,037)
Net increase (decrease)	(2,484,747)	$(24,116,552)	1,392,070	$16,470,739

	Year Ended 5/31/25		Year Ended 5/31/24
New Mexico	Shares	Value	Shares	Value
Subscriptions:
Class A	509,177	$4,903,506	388,424	$3,688,969
Class C	9,787	93,990	13,823	131,668
Class I	818,025	7,868,279	1,339,193	12,797,184
Total subscriptions	1,336,989	12,865,775	1,741,440	16,617,821
Reinvestments of distributions:
Class A	103,368	993,195	114,742	1,089,747
Class C	2,089	20,142	2,806	26,710
Class I	74,269	716,903	73,583	702,401
Total reinvestments of distributions	179,726	1,730,240	191,131	1,818,858
Redemptions:
Class A	(602,530)	(5,802,145)	(1,163,622)	(11,013,667)
Class C	(64,045)	(617,625)	(50,742)	(479,216)
Class I	(714,387)	(6,862,368)	(1,625,107)	(15,258,353)
Total redemptions	(1,380,962)	(13,282,138)	(2,839,471)	(26,751,236)
Net increase (decrease)	135,753	$1,313,877	(906,900)	$(8,314,557)

82

	Year Ended 5/31/25		Year Ended 5/31/24
Pennsylvania	Shares	Value	Shares	Value
Subscriptions:
Class A	2,212,901	$22,322,103	2,984,674	$29,421,527
Class A - automatic conversion of Class C	38,693	404,166	38,537	385,285
Class C	96,472	985,520	61,507	621,046
Class I	6,028,244	61,105,340	11,767,362	117,461,621
Total subscriptions	8,376,310	84,817,129	14,852,080	147,889,479
Reinvestments of distributions:
Class A	424,924	4,339,618	417,420	4,205,189
Class C	18,324	186,519	20,869	209,523
Class I	535,180	5,469,393	505,361	5,083,091
Total reinvestments of distributions	978,428	9,995,530	943,650	9,497,803
Redemptions:
Class A	(3,075,248)	(31,312,123)	(5,672,294)	(56,307,607)
Class C	(295,132)	(3,011,249)	(382,961)	(3,850,536)
Class C - automatic conversion to Class A	(38,841)	(404,166)	(38,679)	(385,285)
Class I	(11,664,982)	(118,130,567)	(13,696,081)	(133,742,257)
Total redemptions	(15,074,203)	(152,858,105)	(19,790,015)	(194,285,685)
Net increase (decrease)	(5,719,465)	$(58,045,446)	(3,994,285)	$(36,898,403)

	Year Ended 5/31/25		Year Ended 5/31/24
Virginia	Shares	Value	Shares	Value
Subscriptions:
Class A	3,288,765	$33,933,341	4,533,971	$45,572,994
Class A - automatic conversion of Class C	3,165	32,726	581	5,929
Class C	135,473	1,400,730	87,492	893,090
Class I	13,554,914	137,863,131	16,205,022	163,751,627
Total subscriptions	16,982,317	173,229,928	20,827,066	210,223,640
Reinvestments of distributions:
Class A	552,953	5,681,322	507,139	5,159,733
Class C	18,558	190,597	22,020	223,624
Class I	770,525	7,901,839	692,919	7,028,120
Total reinvestments of distributions	1,342,036	13,773,758	1,222,078	12,411,477
Redemptions:
Class A	(3,428,885)	(35,313,235)	(4,228,013)	(42,659,975)
Class C	(359,672)	(3,689,220)	(416,249)	(4,235,029)
Class C - automatic conversion to Class A	(3,168)	(32,726)	(581)	(5,929)
Class I	(12,384,015)	(125,941,718)	(15,641,786)	(154,655,945)
Total redemptions	(16,175,740)	(164,976,899)	(20,286,629)	(201,556,878)
Net increase (decrease)	2,148,613	$22,026,787	1,762,515	$21,078,239

7.  Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to paydowns, taxable market discount, and treatment of notional principal contracts. Temporary and permanent differences have no impact on a Fund’s net assets.

83

Notes to Financial Statements (continued)

As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Arizona	$160,809,277	$241,387	$ (7,971,118)	$(7,729,731)

Colorado	459,724,031	1,653,129	(16,035,085)	(14,381,956)

Maryland	247,638,952	1,117,492	(13,862,559)	(12,745,067)

New Mexico	69,254,682	158,980	(3,837,659)	(3,678,679)

Pennsylvania	359,685,864	1,445,505	(36,496,034)	(35,050,529)

Virginia	521,026,768	7,373,980	(24,199,020)	(16,825,040)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of year end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income[1]	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total

Arizona	$605,398	$—	$—	$(7,729,731)	$ (14,061,360)	$—	$ (438,557)	$ (21,624,250)

Colorado	2,360,606	8,158	—	(14,381,956)	(44,679,056)	—	(1,452,944)	(58,145,192)

Maryland	1,005,892	50	—	(12,745,067)	(23,108,474)	—	(727,486)	(35,575,085)

New Mexico	176,509	—	—	(3,678,679)	(5,757,343)	—	(181,030)	(9,440,543)

Pennsylvania	1,935,641	273,274	—	(35,050,529)	(13,615,405)	—	(1,033,643)	(47,490,662)

Virginia	2,374,042	587	—	(16,825,040)	(54,568,923)	—	(1,608,813)	(70,628,147)

[1]	Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2025 through May 31, 2025 and paid on June 2, 2025.

The tax character of distributions paid was as follows:

	5/31/25			5/31/24
Fund	Tax-Exempt Income[1]	Ordinary Income	Long-Term Capital Gains	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains
Arizona	$5,208,576	$—	$—	$4,838,895	$—	$—
Colorado	17,276,739	—	—	15,579,775	—	—
Maryland	9,275,035	256	—	8,210,176	1,090	—
New Mexico	2,185,603	—	—	2,259,802	—	—
Pennsylvania	12,083,209	928,110	—	12,291,028	8,866	—
Virginia	18,749,094	6,039	—	16,375,263	268	—

[1]	Each Fund designates these amounts paid during the period as Exempt Interest Dividends.

As of year end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total

Arizona	$4,110,643	$9,950,717	$14,061,360

Colorado	12,884,938	31,794,118	44,679,056

Maryland	6,825,155	16,283,319	23,108,474

New Mexico	1,439,836	4,317,507	5,757,343

Pennsylvania	8,109,125	5,506,280	13,615,405

Virginia	18,322,535	36,246,388	54,568,923

8.  Management Fees and Other Transactions with Affiliates

Management Fees: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

84

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:

Average Daily Net Assets	Arizona	Colorado	Maryland	New Mexico	Pennsylvania	Virginia
For the first $125 million	0.3500%	0.3500%	0.3500%	0.3500%	0.3500%	0.3500%
For the next $125 million	0.3375	0.3375	0.3375	0.3375	0.3375	0.3375
For the next $250 million	0.3250	0.3250	0.3250	0.3250	0.3250	0.3250
For the next $500 million	0.3125	0.3125	0.3125	0.3125	0.3125	0.3125
For the next $1 billion	0.3000	0.3000	0.3000	0.3000	0.3000	0.3000
For the next $3 billion	0.2750	0.2750	0.2750	0.2750	0.2750	0.2750
For the next $5 billion	0.2500	0.2500	0.2500	0.2500	0.2500	0.2500
For net assets over $10 billion	0.2375	0.2375	0.2375	0.2375	0.2375	0.2375

The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Complex-Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate, Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of the end of the reporting period, the complex-level fee rate for each Fund was as follows:

Fund	Complex-Level Fee

Arizona	0.1570%

Colorado	0.1570%

Maryland	0.1570%

New Mexico	0.1570%

Pennsylvania	0.1570%

Virginia	0.1570%

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Fund so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:

85

Notes to Financial Statements (continued)

Fund	Expense Cap	Expense Cap Expiration Date
Maryland[1]	0.57%	July 31, 2027

New Mexico[1]	0.64%	July 31, 2027

Virginia	0.57%	July 31, 2027

1 Effective May 1, 2025.

Distribution and Service Fees: Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.

Other Transactions with Affiliates: The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized Gain (Loss)

Arizona	$10,547,627	$9,137,263	$(408,012)

Colorado	—	—	—

Maryland	850,520	—	—

New Mexico	1,623,975	—	—

Pennsylvania	—	2,688,753	(128,485)

Virginia	4,252,185	—	—

During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

Fund	Sales Charges Collected (Unaudited)	Paid to Financial Intermediaries (Unaudited)

Arizona	$155,352	$150,875

Colorado	272,575	263,804

Maryland	72,252	70,396

New Mexico	23,524	22,822

Pennsylvania	117,857	114,028

Virginia	245,654	237,846

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

Fund	Commission Advances (Unaudited)

Arizona	$126,089

Colorado	210,121

Maryland	62,193

New Mexico	19,334

Pennsylvania	96,957

Virginia	199,698

86

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:

Fund	12b-1 Fees Retained (Unaudited)

Arizona	$2,587

Colorado	7,681

Maryland	5,216

New Mexico	726

Pennsylvania	5,535

Virginia	9,051

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:

Fund	CDSC Retained (Unaudited)

Arizona	$8,393

Colorado	28,174

Maryland	4,438

New Mexico	333

Pennsylvania	17,136

Virginia	3,648

9.  Borrowing Arrangements

Line of Credit: The Funds, along with certain funds managed by the Adviser and by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2026 unless extended or renewed.

The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:

87

Notes to Financial Statements (continued)

Fund	Maximum Outstanding Balance

Arizona	$2,850,078

Colorado	523,128

Maryland	19,800,000

New Mexico	215,992

Pennsylvania	46,400,000

Virginia	33,600,000

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

Fund	Utilization Period (Days Outstanding)	Average Daily Balance Outstanding	Average Annual Interest Rate

Arizona	4	$1,545,298	5.66%

Colorado	1	523,128	5.53

Maryland	11	8,616,143	5.85

New Mexico	4	193,819	6.41

Pennsylvania	12	19,910,322	5.82

Virginia	11	14,126,696	5.80

Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.

88

Important Tax Information

(Unaudited)

As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.

Long-Term Capital Gains

As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:

Fund	Net Long-Term Capital Gains

Arizona	$—

Colorado	—

Maryland	—

New Mexico	—

Pennsylvania	—

Virginia	—

89

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

The Funds do not pay any remuneration to their officers. The aggregate remuneration paid to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Arizona Municipal Bond Fund

Nuveen Colorado Municipal Bond Fund

Nuveen Maryland Municipal Bond Fund

Nuveen New Mexico Municipal Bond Fund

Nuveen Pennsylvania Municipal Bond Fund

Nuveen Virginia Municipal Bond Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nuveen Multistate Trust I (the “Trust”) approved, for each applicable series thereof, the renewal of the investment management agreement (each an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each such series, the Board approved the renewal of the sub-advisory agreement (each a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Sub-Adviser is also an affiliate of the Adviser. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each series covered by this report (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each a “Fund Adviser.”

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective boards of the funds in the Nuveen complex and their committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The fund complex consists of the group of funds advised by NFAL, including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL” and collectively, the “Nuveen funds” or the “funds”). The Board and its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements and reimbursements to the funds; the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to financial intermediaries, including 12b-1 expenses (as applicable); and securities lending (as applicable). The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for a Fund Adviser, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of the Sub-Adviser and/or applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a review of temporary and/ or permanent expense caps and fee waivers (as applicable); a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe and to a group of peers selected by Broadridge.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/ or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families (the “Consolidation”) to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the Sub-Adviser to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing the Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio or a portion thereof under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the Sub- Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds as low, medium or high.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

•

For Nuveen Arizona Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods and the third quartile for the three-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Colorado Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024, the Fund ranked in the second quartile for such periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Maryland Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-year period ended December 31, 2024, the Fund outperformed its benchmark for the one-year period and matched the performance of its benchmark for the five-year period ended December 31, 2024. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended December 31, 2024, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period and the third quartile of its Performance Peer Group for the five-year period ended December 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen New Mexico Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-year period ended December 31, 2024, the Fund matched its benchmark for the one- and five-year periods ended December 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and first quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For Nuveen Pennsylvania Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2024 and ranked in the fourth quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2024, the Fund ranked in the third quartile of its Performance Peer Group for the five-year period ended December 31, 2024. The Board also considered management’s commentary on the Fund’s performance, including the factors that contributed to or detracted from performance and the improved relative performance in the first quartile of 2025 in which the Fund ranked in the third quartile of its Performance Peer Group for the quarter ended March 31, 2025. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board supported renewal of the Advisory Agreements.

•

For Nuveen Virginia Municipal Bond Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2024, the Fund outperformed its benchmark for the one-year period ended December 31, 2024. In addition, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period and third quartile for the three- and five-year periods ended December 31, 2024. In its review, the Board considered that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”) established by Broadridge. With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the range of funds with the lowest management fee rate or net total expense ratio, respectively, and the fourth quartile representing the range of funds with the highest management fee rate or net total expense ratio, respectively. In their review, the Board Members considered, in particular, each fund with a net total expense ratio meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable). The Board further considered that differences between the applicable Fund and its respective Expense Universe and/ or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•

For Nuveen Arizona Municipal Bond Fund, although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate ranked in the third quartile of its Expense Group. In addition, although the Fund’s actual management fee rate ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate ranked in the second quartile of its Expense Universe and net total expense ratio ranked in the third quartile of its Expense Universe. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. The Fund’s contractual management fee rate also matched the median of the Expense Universe, and its actual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Universe median.

•

For Nuveen Colorado Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and second quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the second quartile, third quartile and second quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s contractual management fee rate was slightly above (within 5 basis points) the Expense Group median and the net total expense ratio matched the Expense Group median. The Fund’s contractual management fee rate also matched the Expense Universe median, the actual management fee rate was slightly above (within 5 basis points) the Expense Universe median and the net total expense ratio was below the Expense Universe median.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

•

For Nuveen Maryland Municipal Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and fourth quartile of its Expense Group, respectively. In addition, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the third quartile, fourth quartile and fourth quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median, the Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median. Although the Fund’s actual management fee rate and net total expense ratio were each above the Expense Universe median, the Fund’s contractual management fee rate was slightly above (within 5 basis points) the Expense Universe median. In its review, the Board also considered management’s proposed temporary expense cap.

•

For Nuveen New Mexico Municipal Bond Fund, although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate ranked in the third quartile of its Expense Group. In addition, although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate ranked in the second quartile of its Expense Universe. Further, although the Fund’s actual management fee rate and net total expense ratio were each above the Expense Group median, the Fund’s contractual management fee rate was slightly above (within 5 basis points) the Expense Group median. Although the Fund’s net total expense ratio was above the Expense Universe median, the Fund’s contractual management fee rate matched the Expense Universe median and the actual management fee rate was slightly above (within 5 basis points) the Expense Universe median. The Board also considered management’s proposed temporary expense cap for the Fund.

•

For Nuveen Pennsylvania Municipal Bond Fund, although the Fund’s actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group, the Fund’s contractual management fee rate ranked in the second quartile of its Expense Group. In addition, although the Fund’s actual management fee rate ranked in the fourth quartile of its Expense Universe, the Fund’s contractual management fee rate and net total expense ratio ranked in the second quartile and third quartile of its Expense Universe, respectively. Further, although the Fund’s actual management fee rate was above the Expense Group median and Expense Universe median, the Fund’s contractual management fee rate was below and net total expense ratio was slightly above (within 5 basis points) the Expense Group median and Expense Universe median, respectively.

•

For Nuveen Virginia Municipal Bond Fund, although Fund’s contractual management fee rate, actual management fee rate and net total expense ratio ranked in the fourth quartile of its Expense Group, each ranked in the third quartile of its Expense Universe. In addition, although the Fund’s actual management fee rate was above the Expense Group median and Expense Universe median, the Fund’s contractual management fee rate and net total expense ratio were each slightly above (within 5 basis points) the Expense Group median and Expense Universe median, respectively. In addition, the Board considered that the Adviser had implemented a temporary expense cap for the Fund effective on May 1, 2024 and agreed to extend it to July 31, 2027.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, Sub-Adviser and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as an Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that a Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the management fee of the Adviser for the Funds generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

In addition to the fund-level and complex-level fee schedules, the Board Members considered the temporary and/or permanent expense caps applicable to a Fund (if any). The Board considered that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust I

Date: August 6, 2025	By: /s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 6, 2025	By: /s/ Jordan M. Farris Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: August 6, 2025	By: /s/ Marc Cardella Marc Cardella Vice President and Controller (principal financial officer)